UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Multifactor ETFs
Semi-Annual Report
March 31, 2023 (Unaudited)

■ Hartford Disciplined US Equity ETF
■ Hartford Longevity Economy ETF
■ Hartford Multifactor Developed Markets (ex-US) ETF
■ Hartford Multifactor Diversified International ETF
■ Hartford Multifactor Emerging Markets ETF
■ Hartford Multifactor Small Cap ETF
■ Hartford Multifactor US Equity ETF

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Multifactor Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report that covers the period from October 1, 2022, through March 31, 2023.
Market Review
During the six months ended March 31, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 15.62%. The positive results for the period seemed to reflect hopefulness from equity investors that diminishing inflation, combined with a possible credit slowdown within the US banking sector, might prompt the US Federal Reserve (Fed) to pause or even end its year-long campaign of interest-rate hikes.
From the start of the period, most major equity indices rose in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 6.0% by February 2023. However, the late-period bank-sector turmoil spawned by the Silicon Valley Bank (SVB) collapse provided a negative end to a volatile but surprisingly upbeat period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. After four consecutive three-quarter-percent hikes in the federal funds rate between June and November 2022, the FOMC reduced the amount of its rate increase to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February and March 2023.
Still, in most instances during the period, the messaging from Fed Chairman Jerome Powell provided a consistent theme. In his public statements, Chairman Powell made clear that he believed that interest rates would still need to stay “higher for longer” as Fed policymakers continued to shine a spotlight on stubbornly persistent price inflation in housing and consumer services. For investors who followed the Fed’s views, sentiment remained unsettled as equities soared in January 2023 but staged a broad pullback in February 2023.
Looming over the Fed’s decision-making policies during the period remained the question of whether the higher interest rates it had engineered might eventually throw the economy into recession. The economic signals were mixed during the period as a host of large tech firms (e.g., Amazon, Meta Platforms, Google) announced massive layoffs while overall unemployment numbers—3.6% in February 2023—reflected persistent tightness in service-oriented labor markets.
Lastly, investors contended with the possible wider impact of the surprise collapse of SVB and New York-based Signature Bank (and the bailout of Europe-based Credit Suisse Bank). In particular, the SVB collapse, triggered by a bank run from large depositors not covered by Federal Deposit Insurance Corp. insurance protection, called into question whether similar fears could spread among the depositors of other small- and mid-sized regional banks faced with assets devalued by higher interest rates.
By the end of the period, the damage seemed limited to only two US banks, but it began to feed a new narrative related to Fed policy—namely, whether the widespread sense of an impending tightening of credit would in itself contribute to a slowdown in economic growth and force the Fed to pause interest-rate hikes to minimize further risks to the global financial system. Just as the sense of crisis began to ease toward the end of the period, volatility and uncertainty returned to equity markets.
As we move into the spring and summer months, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Multifactor Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Multifactor ETFs

Hartford Disciplined US Equity ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 11/16/2022 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. large cap equity securities.
Cumulative Total Returns
for the Period Ended 03/31/2023
Since Inception[1]
Hartford Disciplined US Equity ETF (NAV Return)	3.93%
Hartford Disciplined US Equity ETF (Market Price Return)	3.90%
Hartford Disciplined US Equity Index	4.00%
Russell 1000 Index (Gross)	4.30%

[1]	Inception: 11/16/2022
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in a sector, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.1%
Consumer Discretionary	9.3
Consumer Staples	8.7
Energy	3.8
Financials	11.1
Health Care	13.4
Industrials	9.3
Information Technology	25.7
Materials	2.2
Real Estate	4.1
Utilities	3.1
Total	99.8%
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Longevity Economy ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 03/16/2021 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Longevity Economy Index (LHLGEX) (the “Index”), which is designed to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents.
Average Annual Total Returns
for the Periods Ended 03/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Hartford Longevity Economy ETF (NAV Return)	13.39%	-7.44%	-0.68%
Hartford Longevity Economy ETF (Market Price Return)	13.34%	-7.52%	-0.71%
Hartford Longevity Economy Index	13.69%	-7.05%	-0.25%
Russell 3000 Index (Gross)	14.88%	-8.58%	0.96%

[1]	Not annualized.
[2]	Inception: 03/16/2021
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 3000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • The Fund's focus on securities of issuers that are expected to benefit from providing goods and services that are needed by or attractive to the world's aging populations may affect the Fund's exposure to certain industries or types of investments. Certain investments in companies focused on longevity and aging solutions may be affected by government regulations or other factors. • Investments focused in an industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.4%
Consumer Discretionary	15.6
Consumer Staples	7.5
Financials	10.9
Health Care	24.4
Industrials	2.7
Information Technology	26.4
Real Estate	0.5
Utilities	1.5
Total	99.9%
Short-Term Investments	0.8
Other Assets & Liabilities	(0.7)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Developed Markets (ex-US) ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.
Average Annual Total Returns
for the Periods Ended 03/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	21.64%	-6.82%	1.29%	3.67%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	22.20%	-6.13%	1.09%	3.66%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	21.66%	-6.83%	1.39%	3.83%
MSCI World ex USA Index (Net)	25.50%	-2.74%	3.80%	4.10%

[1]	Not annualized.
[2]	Inception: 02/25/2015
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI World ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Investments focused in a country, region, industry or group of industries may increase volatility and risk. • Mid-cap securities can have greater risks and volatility than large-cap securities.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.8%
Consumer Discretionary	9.2
Consumer Staples	11.4
Energy	3.9
Financials	17.8
Health Care	13.1
Industrials	13.8
Information Technology	5.5
Materials	8.2
Real Estate	4.4
Utilities	5.4
Total	98.5%
Short-Term Investments	3.4
Other Assets & Liabilities	(1.9)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Multifactor Diversified International ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 05/10/2017 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.
Average Annual Total Returns
for the Periods Ended 03/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Diversified International ETF (NAV Return)	20.06%	-7.57%	2.02%	3.61%
Multifactor Diversified International ETF (Market Price Return)	21.00%	-9.16%	1.78%	3.58%
Hartford Multifactor Diversified International Index	20.18%	-7.44%	—	2.21% [3]
MSCI All Country World (ACWI) ex USA Index (Net)	22.13%	-5.07%	2.47%	4.11%

[1]	Not annualized.
[2]	Inception: 05/10/2017
[3]	The Hartford Multifactor Diversified International Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI ACWI ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
As a result of the sanctions imposed upon various Russian entities and persons as a result of the Russian invasion of Ukraine, a Russian security was removed from the Hartford Multifactor Diversified International Index effective March 9, 2022. Because of the direct and indirect effect of the sanctions and counter sanctions by Russia, which have collectively led to a lack of liquidity for Russian securities, the Fund’s investment in Russia, which was in the form of a depositary receipt, could not be sold. For this reason, the Fund continues to hold a position with exposure to Russia that is not included within the Hartford Multifactor Diversified International Index, which may affect the performance of the Fund relative to the index.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Investments focused in a particular country, region, industry or group of industries are subject to greater volatility and risk.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.7%
Consumer Discretionary	10.1
Consumer Staples	8.4
Energy	4.1
Financials	20.6
Health Care	11.3
Industrials	10.4
Information Technology	11.1
Materials	8.7
Real Estate	3.8
Utilities	3.1
Total	99.3%
Short-Term Investments	1.1
Other Assets & Liabilities	(0.4)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Emerging Markets ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.
Average Annual Total Returns
for the Periods Ended 03/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	16.23%	-8.35%	-0.88%	0.53%
Multifactor Emerging Markets ETF (Market Price Return)	17.35%	-7.36%	-1.24%	0.53%
Hartford Multifactor Emerging Markets Equity Index	16.45%	-7.80%	—	0.77% [3]
MSCI Emerging Markets Index (Net)	14.04%	-10.70%	-0.91%	2.39%

[1]	Not annualized.
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI Emerging Markets Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
As a result of the sanctions imposed upon various Russian entities and persons as a result of the Russian invasion of Ukraine, Russian securities were removed from the Hartford Multifactor Emerging Markets Equity Index effective March 9, 2022. Because of the direct and indirect effect of the sanctions and counter sanctions by Russia, which have collectively led to a lack of liquidity for Russian securities, the Fund’s investments in Russia, which were in the form of depositary receipts, could not be sold. For this reason, the Fund continues to hold positions with exposure to Russia that are not included within the Hartford Multifactor Emerging Markets Equity Index, which may affect the performance of the Fund relative to the index.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets and in particular geographic regions or countries. • Investments focused in a country, region, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.2%
Consumer Discretionary	12.7
Consumer Staples	7.7
Energy	6.5
Financials	20.5
Health Care	5.2
Industrials	4.1
Information Technology	19.5
Materials	6.4
Real Estate	1.9
Utilities	4.4
Total	99.1%
Other Assets & Liabilities	0.9
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Multifactor Small Cap ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 03/23/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Small Cap ETF (NAV Return)	12.49%	-4.77%	5.13%	7.08%
Multifactor Small Cap ETF (Market Price Return)	12.39%	-4.87%	4.98%	7.08%
Hartford Multifactor Small Cap Index	12.69%	-4.49%	—	9.27% [3]
Russell 2000 Index (Gross)	9.14%	-11.61%	4.71%	5.94%

[1]	Not annualized.
[2]	Inception: 03/23/2015
[3]	The Hartford Multifactor Small Cap Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 2000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.34%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Small cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Investments focused in a particular industry or group of industries are subject to greater market volatility risk.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.4%
Consumer Discretionary	13.9
Consumer Staples	6.4
Energy	2.2
Financials	15.0
Health Care	17.5
Industrials	16.5
Information Technology	12.7
Materials	6.1
Real Estate	5.2
Utilities	0.5
Total	99.4%
Short-Term Investments	0.6
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.
(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor US Equity ETF
 Fund Overview
 March 31, 2023 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	14.22%	-3.32%	7.28%	8.00%
Multifactor US Equity ETF (Market Price Return)	14.10%	-3.36%	7.26%	7.99%
Hartford Multifactor Large Cap Index	14.33%	-3.13%	—	8.70% [3]
Russell 1000 Index (Gross)	15.24%	-8.39%	10.87%	10.32%

[1]	Not annualized.
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Large Cap Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in an industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.0%
Consumer Discretionary	8.5
Consumer Staples	8.9
Energy	3.1
Financials	11.0
Health Care	16.0
Industrials	11.5
Information Technology	21.9
Materials	4.6
Real Estate	1.3
Utilities	4.8
Total	99.6%
Short-Term Investments	0.1
Other Assets & Liabilities	0.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Multifactor ETFs
Benchmark Glossary (Unaudited)

Hartford Disciplined US Equity Index seeks to enhance return potential available from investments in US large-cap equities through multifactor security selection to target balanced and consistent exposures across value, momentum and quality factors while seeking to enhance dividend yield, control for total active risk, and reduce volatility.
Hartford Longevity Economy Index seeks to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents and also exhibit a favorable combination of factor characteristics including valuation, momentum, and quality.
Hartford Multifactor Diversified International Index seeks to enhance return potential available from investment in developed market (excluding the US) and emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Emerging Markets Equity Index seeks to enhance return potential available from investment in emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in a capitalization-weighted universe of US small capitalization equities by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the US by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets countries (excluding the US).
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.

9

Hartford Multifactor ETFs
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2022 through March 31, 2023, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund's annualized expense ratio multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period October 1, 2022 through March 31, 2023	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period October 1, 2022 through March 31, 2023	Annualized expense ratio
Hartford Disciplined US Equity ETF(1)	$ 1,000.00	$ 1,039.30	$ 0.72(2)	$ 1,000.00	$ 1,023.98	$ 0.96(3)	0.19%
Hartford Longevity Economy ETF	$ 1,000.00	$ 1,133.90	$ 2.34	$ 1,000.00	$ 1,022.74	$ 2.22	0.44%
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,000.00	$ 1,216.40	$ 1.60	$ 1,000.00	$ 1,023.49	$ 1.46	0.29%
Hartford Multifactor Diversified International ETF	$ 1,000.00	$ 1,200.60	$ 1.59	$ 1,000.00	$ 1,023.49	$ 1.46	0.29%
Hartford Multifactor Emerging Markets ETF	$ 1,000.00	$ 1,162.30	$ 2.37	$ 1,000.00	$ 1,022.74	$ 2.22	0.44%
Hartford Multifactor Small Cap ETF	$ 1,000.00	$ 1,124.90	$ 1.80	$ 1,000.00	$ 1,023.24	$ 1.72	0.34%
Hartford Multifactor US Equity ETF	$ 1,000.00	$ 1,142.20	$ 1.01	$ 1,000.00	$ 1,023.98	$ 0.96	0.19%

(1)	Hartford Disciplined US Equity ETF commenced operations on November 16, 2022.
(2)	Expenses paid during the period from November 16, 2022 (commencement of operations) through March 31, 2023.
(3)	Please note that while the Fund commenced operations on November 16, 2022, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio was in effect during the period October 1, 2022 to March 31, 2023.
10

Hartford Disciplined US Equity ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.6%
18	Autoliv, Inc.	$ 1,680
232	BorgWarner, Inc.	11,394
1,427	Ford Motor Co.	17,980
92	General Motors Co.	3,375
320	Tesla, Inc.*	66,387
11	Thor Industries, Inc.	876
		101,692
	Banks - 2.6%
670	Bank of America Corp.	19,162
336	Citigroup, Inc.	15,755
180	Huntington Bancshares, Inc.	2,016
611	JPMorgan Chase & Co.	79,619
509	New York Community Bancorp, Inc.	4,601
90	PNC Financial Services Group, Inc.	11,439
356	Regions Financial Corp.	6,607
177	Truist Financial Corp.	6,036
36	U.S. Bancorp	1,298
347	Wells Fargo & Co.	12,971
		159,504
	Capital Goods - 5.5%
259	3M Co.	27,223
53	AGCO Corp.	7,166
30	Axon Enterprise, Inc.*	6,745
160	BWX Technologies, Inc.	10,086
45	Carlisle Cos., Inc.	10,173
53	Caterpillar, Inc.	12,128
135	Cummins, Inc.	32,249
61	Deere & Co.	25,186
15	Eaton Corp. PLC	2,570
8	GATX Corp.	880
11	Honeywell International, Inc.	2,102
63	Hubbell, Inc.	15,329
61	Illinois Tool Works, Inc.	14,850
144	Lincoln Electric Holdings, Inc.	24,350
35	Lockheed Martin Corp.	16,546
258	MSC Industrial Direct Co., Inc. Class A	21,672
16	Northrop Grumman Corp.	7,387
505	PACCAR, Inc.	36,966
55	Plug Power, Inc.*	645
75	Raytheon Technologies Corp.	7,345
16	Rockwell Automation, Inc.	4,695
37	Timken Co.	3,024
116	Toro Co.	12,895
18	Trane Technologies PLC	3,312
171	Triton International Ltd.	10,811
96	UFP Industries, Inc.	7,629
103	Vertiv Holdings Co.	1,474
102	Watts Water Technologies, Inc. Class A	17,169
		342,607
	Commercial & Professional Services - 1.5%
113	Booz Allen Hamilton Holding Corp. Class A	10,474
16	Cintas Corp.	7,403
99	Concentrix Corp.	12,033
92	Copart, Inc.*	6,919
569	Robert Half International, Inc.	45,844
15	Science Applications International Corp.	1,612
51	Waste Management, Inc.	8,322
		92,607
	Consumer Discretionary Distribution & Retail - 4.4%
164	Academy Sports & Outdoors, Inc.	10,701
1,386	Amazon.com, Inc.*	143,160
28	Best Buy Co., Inc.	2,192
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Discretionary Distribution & Retail - 4.4% - (continued)
20	Genuine Parts Co.	$ 3,346
224	Home Depot, Inc.	66,107
95	Lowe's Cos., Inc.	18,997
3	MercadoLibre, Inc.*	3,954
14	TJX Cos., Inc.	1,097
55	Tractor Supply Co.	12,927
12	Ulta Beauty, Inc.*	6,548
7	Williams-Sonoma, Inc.	852
		269,881
	Consumer Durables & Apparel - 0.7%
29	Crocs, Inc.*	3,667
95	D R Horton, Inc.	9,281
234	Hasbro, Inc.	12,563
168	NIKE, Inc. Class B	20,603
		46,114
	Consumer Services - 2.6%
111	Airbnb, Inc. Class A*	13,808
6	Booking Holdings, Inc.*	15,915
28	Boyd Gaming Corp.	1,795
39	Choice Hotels International, Inc.	4,570
16	H&R Block, Inc.	564
128	McDonald's Corp.	35,790
552	Starbucks Corp.	57,480
11	Texas Roadhouse, Inc.	1,189
33	Vail Resorts, Inc.	7,711
184	Yum! Brands, Inc.	24,303
		163,125
	Consumer Staples Distribution & Retail - 1.9%
22	Casey's General Stores, Inc.	4,762
61	Costco Wholesale Corp.	30,309
118	Dollar General Corp.	24,834
82	Kroger Co.	4,048
57	Target Corp.	9,441
297	Walmart, Inc.	43,793
		117,187
	Energy - 3.8%
369	Chevron Corp.	60,206
113	Civitas Resources, Inc.	7,722
333	ConocoPhillips	33,037
378	Coterra Energy, Inc.	9,276
168	EOG Resources, Inc.	19,258
832	Exxon Mobil Corp.	91,237
107	Kinder Morgan, Inc.	1,874
44	Marathon Petroleum Corp.	5,932
23	Pioneer Natural Resources Co.	4,698
6	Valero Energy Corp.	838
		234,078
	Equity Real Estate Investment Trusts (REITs) - 4.1%
437	Agree Realty Corp. REIT	29,983
994	Americold Realty Trust, Inc. REIT	28,279
329	Apartment Income Corp. REIT	11,781
527	Apple Hospitality, Inc. REIT	8,179
61	AvalonBay Communities, Inc. REIT	10,252
64	Boston Properties, Inc. REIT	3,464
10	Equinix, Inc. REIT	7,210
56	Equity Residential REIT	3,360
8	Essex Property Trust, Inc. REIT	1,673
261	Gaming & Leisure Properties, Inc. REIT	13,588
798	Host Hotels & Resorts, Inc. REIT	13,159
77	Iron Mountain, Inc. REIT	4,074
218	Lamar Advertising Co. Class A, REIT	21,776

The accompanying notes are an integral part of these financial statements.
11

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.1% - (continued)
196	National Retail Properties, Inc. REIT	$ 8,653
92	Omega Healthcare Investors, Inc. REIT	2,522
79	Phillips Edison & Co., Inc. REIT	2,577
414	PotlatchDeltic Corp. REIT	20,493
29	Prologis, Inc. REIT	3,618
21	Public Storage REIT	6,345
337	Realty Income Corp. REIT	21,339
34	Spirit Realty Capital, Inc. REIT	1,355
23	Terreno Realty Corp. REIT	1,486
283	VICI Properties, Inc. REIT	9,231
276	WP Carey, Inc. REIT	21,376
		255,773
	Financial Services - 6.7%
3,179	AGNC Investment Corp. REIT	32,044
100	American Express Co.	16,495
11	Ameriprise Financial, Inc.	3,372
1,285	Annaly Capital Management, Inc. REIT	24,556
409	Bank of New York Mellon Corp.	18,585
127	Berkshire Hathaway, Inc. Class B*	39,214
29	BlackRock, Inc.	19,404
116	Cboe Global Markets, Inc.	15,572
101	Charles Schwab Corp.	5,290
19	Goldman Sachs Group, Inc.	6,215
119	Houlihan Lokey, Inc.	10,411
270	Interactive Brokers Group, Inc. Class A	22,291
158	Jack Henry & Associates, Inc.	23,814
22	Jefferies Financial Group, Inc.	698
7	LPL Financial Holdings, Inc.	1,417
94	Mastercard, Inc. Class A	34,161
255	Morgan Stanley	22,389
47	MSCI, Inc.	26,305
107	PayPal Holdings, Inc.*	8,126
56	State Street Corp.	4,239
28	Tradeweb Markets, Inc. Class A	2,213
276	Visa, Inc. Class A	62,227
131	Voya Financial, Inc.	9,361
817	Western Union Co.	9,110
		417,509
	Food, Beverage & Tobacco - 5.3%
821	Altria Group, Inc.	36,633
415	Archer-Daniels-Midland Co.	33,059
15	Bunge Ltd.	1,433
317	Coca-Cola Co.	19,663
103	Hershey Co.	26,204
230	Ingredion, Inc.	23,398
45	J M Smucker Co.	7,082
119	Kellogg Co.	7,968
150	Lancaster Colony Corp.	30,432
168	Monster Beverage Corp.*	9,074
497	PepsiCo., Inc.	90,603
409	Philip Morris International, Inc.	39,775
58	Tyson Foods, Inc. Class A	3,441
		328,765
	Health Care Equipment & Services - 3.3%
296	Abbott Laboratories	29,973
9	Align Technology, Inc.*	3,007
55	AmerisourceBergen Corp.	8,806
8	Cigna Group	2,044
55	Dexcom, Inc.*	6,390
135	Hologic, Inc.*	10,894
429	Medtronic PLC	34,586
11	Penumbra, Inc.*	3,066
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 3.3% - (continued)
220	Quest Diagnostics, Inc.	$ 31,126
94	ResMed, Inc.	20,585
97	UnitedHealth Group, Inc.	45,841
40	Veeva Systems, Inc. Class A*	7,352
		203,670
	Household & Personal Products - 1.5%
453	Colgate-Palmolive Co.	34,043
98	Estee Lauder Cos., Inc. Class A	24,153
214	Procter & Gamble Co.	31,820
		90,016
	Insurance - 1.8%
241	Aflac, Inc.	15,549
33	American Financial Group, Inc.	4,010
6	Aon PLC Class A	1,892
15	Arthur J Gallagher & Co.	2,870
24	Chubb Ltd.	4,660
20	Erie Indemnity Co. Class A	4,633
253	Marsh & McLennan Cos., Inc.	42,137
65	Old Republic International Corp.	1,623
216	Principal Financial Group, Inc.	16,053
70	Travelers Cos., Inc.	11,999
22	Willis Towers Watson PLC	5,112
		110,538
	Materials - 2.2%
37	Air Products & Chemicals, Inc.	10,627
4	Avery Dennison Corp.	716
134	CF Industries Holdings, Inc.	9,714
98	Dow, Inc.	5,372
93	FMC Corp.	11,358
64	Freeport-McMoRan, Inc.	2,618
275	Graphic Packaging Holding Co.	7,010
256	Huntsman Corp.	7,004
34	Linde PLC	12,085
195	LyondellBasell Industries NV Class A	18,309
106	Mosaic Co.	4,863
103	Packaging Corp. of America	14,299
62	Reliance Steel & Aluminum Co.	15,918
127	RPM International, Inc.	11,079
118	Sonoco Products Co.	7,198
		138,170
	Media & Entertainment - 6.9%
32	Activision Blizzard, Inc.	2,739
1,786	Alphabet, Inc. Class A*	185,262
557	Comcast Corp. Class A	21,116
105	Electronic Arts, Inc.	12,647
405	Interpublic Group of Cos., Inc.	15,082
75	Live Nation Entertainment, Inc.*	5,250
112	Match Group, Inc.*	4,300
197	Meta Platforms, Inc. Class A*	41,752
71	Netflix, Inc.*	24,529
607	New York Times Co. Class A	23,600
46	Nexstar Media Group, Inc. Class A	7,942
98	Omnicom Group, Inc.	9,245
42	ROBLOX Corp. Class A*	1,889
591	Snap, Inc. Class A*	6,625
1,451	TEGNA, Inc.	24,537
15	Trade Desk, Inc. Class A*	914
108	Walt Disney Co.*	10,814
296	World Wrestling Entertainment, Inc. Class A	27,013
21	Ziff Davis, Inc.*	1,639
		426,895

The accompanying notes are an integral part of these financial statements.
12

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
519	AbbVie, Inc.	$ 82,713
197	Agilent Technologies, Inc.	27,253
17	Alnylam Pharmaceuticals, Inc.*	3,405
82	Amgen, Inc.	19,823
908	Bristol-Myers Squibb Co.	62,933
30	Corteva, Inc.	1,809
182	Danaher Corp.	45,871
57	Eli Lilly & Co.	19,575
648	Gilead Sciences, Inc.	53,764
19	Horizon Therapeutics PLC*	2,074
177	Incyte Corp.*	12,792
537	Johnson & Johnson	83,235
699	Merck & Co., Inc.	74,367
24	Moderna, Inc.*	3,686
703	Organon & Co.	16,535
1,166	Pfizer, Inc.	47,573
13	Regeneron Pharmaceuticals, Inc.*	10,682
67	Thermo Fisher Scientific, Inc.	38,617
25	Vertex Pharmaceuticals, Inc.*	7,877
1,240	Viatris, Inc.	11,929
		626,513
	Semiconductors & Semiconductor Equipment - 5.9%
93	Analog Devices, Inc.	18,341
36	Applied Materials, Inc.	4,422
94	Broadcom, Inc.	60,305
17	Diodes, Inc.*	1,577
32	Enphase Energy, Inc.*	6,729
474	Intel Corp.	15,485
13	KLA Corp.	5,189
10	Microchip Technology, Inc.	838
137	Micron Technology, Inc.	8,267
298	NVIDIA Corp.	82,775
27	NXP Semiconductors NV	5,035
59	ON Semiconductor Corp.*	4,857
189	Power Integrations, Inc.	15,997
179	QUALCOMM, Inc.	22,837
273	Rambus, Inc.*	13,994
149	Skyworks Solutions, Inc.	17,579
422	Texas Instruments, Inc.	78,496
		362,723
	Software & Services - 12.4%
119	Accenture PLC Class A	34,011
68	Adobe, Inc.*	26,205
34	Autodesk, Inc.*	7,077
18	BILL Holdings, Inc.*	1,461
416	Box, Inc. Class A*	11,145
87	Cadence Design Systems, Inc.*	18,278
576	Cognizant Technology Solutions Corp. Class A	35,096
66	Crowdstrike Holdings, Inc. Class A*	9,059
87	Datadog, Inc. Class A*	6,321
641	Dolby Laboratories, Inc. Class A	54,754
1,221	Dropbox, Inc. Class A*	26,398
62	Dynatrace, Inc.*	2,623
57	Elastic NV*	3,300
8	Fair Isaac Corp.*	5,622
64	Five9, Inc.*	4,627
315	Gen Digital, Inc.	5,405
193	GoDaddy, Inc. Class A*	15,000
20	HubSpot, Inc.*	8,575
222	International Business Machines Corp.	29,102
58	Intuit, Inc.	25,858
916	Microsoft Corp.	264,083
38	MongoDB, Inc.*	8,859
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 12.4% - (continued)
484	Oracle Corp.	$ 44,973
46	Palo Alto Networks, Inc.*	9,188
21	Paycom Software, Inc.*	6,384
65	PTC, Inc.*	8,335
83	Salesforce, Inc.*	16,582
69	Splunk, Inc.*	6,616
14	Synopsys, Inc.*	5,407
133	VeriSign, Inc.*	28,107
35	Workday, Inc. Class A*	7,229
191	Workiva, Inc.*	19,560
149	Zoom Video Communications, Inc. Class A*	11,002
18	Zscaler, Inc.*	2,103
		768,345
	Technology Hardware & Equipment - 7.4%
2,055	Apple, Inc.	338,869
11	CDW Corp.	2,144
1,239	Cisco Systems, Inc.	64,769
96	HP, Inc.	2,818
34	Jabil, Inc.	2,997
137	Juniper Networks, Inc.	4,716
48	Keysight Technologies, Inc.*	7,751
397	National Instruments Corp.	20,807
210	Seagate Technology Holdings PLC	13,885
		458,756
	Telecommunication Services - 2.2%
2,450	AT&T, Inc.	47,163
42	T-Mobile U.S., Inc.*	6,083
2,062	Verizon Communications, Inc.	80,191
		133,437
	Transportation - 2.3%
120	CH Robinson Worldwide, Inc.	11,924
215	Expeditors International of Washington, Inc.	23,676
188	Landstar System, Inc.	33,701
35	Old Dominion Freight Line, Inc.	11,930
25	Ryder System, Inc.	2,231
103	Uber Technologies, Inc.*	3,265
331	U-Haul Holding Co.	19,744
192	United Parcel Service, Inc. Class B	37,246
		143,717
	Utilities - 3.1%
241	AES Corp.	5,803
900	Clearway Energy, Inc.	28,197
16	CMS Energy Corp.	982
93	DTE Energy Co.	10,187
267	Duke Energy Corp.	25,758
424	Edison International	29,930
67	National Fuel Gas Co.	3,869
169	New Jersey Resources Corp.	8,991
629	OGE Energy Corp.	23,688
48	Ormat Technologies, Inc.	4,069
103	PG&E Corp.*	1,666
387	PNM Resources, Inc.	18,839

The accompanying notes are an integral part of these financial statements.
13

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 3.1% - (continued)
93	Sempra Energy		$ 14,058
185	Southern Co.		12,872
			188,909
	Total Common Stocks (cost $5,963,828)		$ 6,180,531
	Total Investments (cost $5,963,828)	99.8%	$ 6,180,531
	Other Assets and Liabilities	0.2%	11,686
	Total Net Assets	100.0%	$ 6,192,217
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 101,692	$ 101,692	$ —	$ —
Banks	159,504	159,504	—	—
Capital Goods	342,607	342,607	—	—
Commercial & Professional Services	92,607	92,607	—	—
Consumer Discretionary Distribution & Retail	269,881	269,881	—	—
Consumer Durables & Apparel	46,114	46,114	—	—
Consumer Services	163,125	163,125	—	—
Consumer Staples Distribution & Retail	117,187	117,187	—	—
Energy	234,078	234,078	—	—
Equity Real Estate Investment Trusts (REITs)	255,773	255,773	—	—
Financial Services	417,509	417,509	—	—
Food, Beverage & Tobacco	328,765	328,765	—	—
Health Care Equipment & Services	203,670	203,670	—	—
Household & Personal Products	90,016	90,016	—	—
Insurance	110,538	110,538	—	—
Materials	138,170	138,170	—	—
Media & Entertainment	426,895	426,895	—	—
Pharmaceuticals, Biotechnology & Life Sciences	626,513	626,513	—	—
Semiconductors & Semiconductor Equipment	362,723	362,723	—	—
Software & Services	768,345	768,345	—	—
Technology Hardware & Equipment	458,756	458,756	—	—
Telecommunication Services	133,437	133,437	—	—
Transportation	143,717	143,717	—	—
Utilities	188,909	188,909	—	—
Total	$ 6,180,531	$ 6,180,531	$ —	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
14

Hartford Longevity Economy ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.4%
87	BorgWarner, Inc.	$ 4,272
385	Ford Motor Co.	4,851
317	General Motors Co.	11,627
56	LCI Industries	6,153
349	Patrick Industries, Inc.	24,015
462	Thor Industries, Inc.	36,794
451	Winnebago Industries, Inc.	26,023
		113,735
	Banks - 4.1%
581	Bank of America Corp.	16,616
1,393	Citigroup, Inc.	65,318
493	Citizens Financial Group, Inc.	14,972
366	FNB Corp.	4,246
119	Heritage Financial Corp.	2,547
215	Hilltop Holdings, Inc.	6,379
1,860	Huntington Bancshares, Inc.	20,832
314	International Bancshares Corp.	13,445
499	JPMorgan Chase & Co.	65,025
118	M&T Bank Corp.	14,109
524	OFG Bancorp	13,068
89	Peoples Bancorp, Inc.	2,292
37	PNC Financial Services Group, Inc.	4,703
1,828	Regions Financial Corp.	33,928
305	S&T Bancorp, Inc.	9,592
288	Towne Bank	7,675
99	Truist Financial Corp.	3,376
335	U.S. Bancorp	12,077
710	Wells Fargo & Co.	26,540
134	WesBanco, Inc.	4,114
		340,854
	Capital Goods - 2.5%
113	3M Co.	11,877
51	AAR Corp.*	2,782
126	BWX Technologies, Inc.	7,943
118	General Dynamics Corp.	26,929
44	HEICO Corp.	7,526
292	Howmet Aerospace, Inc.	12,372
28	Huntington Ingalls Industries, Inc.	5,797
6	L3Harris Technologies, Inc.	1,177
91	Lockheed Martin Corp.	43,018
230	Moog, Inc. Class A	23,172
47	Northrop Grumman Corp.	21,701
191	Raytheon Technologies Corp.	18,705
393	Textron, Inc.	27,758
		210,757
	Consumer Discretionary Distribution & Retail - 7.8%
219	Academy Sports & Outdoors, Inc.	14,290
634	Best Buy Co., Inc.	49,623
959	Buckle, Inc.	34,227
225	Caleres, Inc.	4,867
175	Dick's Sporting Goods, Inc.	24,831
217	Dillard's, Inc. Class A	66,766
487	eBay, Inc.	21,608
230	Foot Locker, Inc.	9,129
185	Hibbett, Inc.	10,911
258	Home Depot, Inc.	76,141
1,718	Kohl's Corp.	40,442
303	Lowe's Cos., Inc.	60,591
3,977	Macy's, Inc.	69,558
3,284	Nordstrom, Inc.(1)	53,431
297	ODP Corp.*	13,359
119	Ross Stores, Inc.	12,629
79	Signet Jewelers Ltd.	6,145
369	TJX Cos., Inc.	28,915
88	Tractor Supply Co.	20,683
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 7.8% - (continued)
39	Ulta Beauty, Inc.*	$ 21,281
81	Williams-Sonoma, Inc.	9,854
		649,281
	Consumer Durables & Apparel - 3.8%
146	Century Communities, Inc.	9,332
548	D R Horton, Inc.	53,534
64	Garmin Ltd.	6,459
414	KB Home	16,635
73	Kontoor Brands, Inc.	3,532
715	La-Z-Boy, Inc.	20,792
525	Lennar Corp. Class A	55,183
1,003	Levi Strauss & Co. Class A	18,285
44	M/I Homes, Inc.*	2,776
563	MDC Holdings, Inc.	21,884
11	Meritage Homes Corp.	1,284
356	Newell Brands, Inc.	4,429
6	NVR, Inc.*	33,433
291	PulteGroup, Inc.	16,959
140	Ralph Lauren Corp.	16,334
70	Steven Madden Ltd.	2,520
312	Sturm Ruger & Co., Inc.	17,921
66	Tapestry, Inc.	2,845
156	Toll Brothers, Inc.	9,365
50	Whirlpool Corp.	6,601
		320,103
	Consumer Services - 2.6%
15	Booking Holdings, Inc.*	39,786
135	Boyd Gaming Corp.	8,656
121	Darden Restaurants, Inc.	18,774
179	Expedia Group, Inc.*	17,368
79	Hilton Worldwide Holdings, Inc.	11,129
99	Marriott International, Inc. Class A	16,438
42	Marriott Vacations Worldwide Corp.	5,664
47	McDonald's Corp.	13,142
39	Monarch Casino & Resort, Inc.	2,892
1,567	Perdoceo Education Corp.*	21,045
427	Red Rock Resorts, Inc. Class A	19,032
98	SeaWorld Entertainment, Inc.*	6,008
85	Starbucks Corp.	8,851
19	Vail Resorts, Inc.	4,440
172	Yum! Brands, Inc.	22,718
		215,943
	Consumer Staples Distribution & Retail - 3.1%
44	Costco Wholesale Corp.	21,862
139	Dollar General Corp.	29,254
154	Dollar Tree, Inc.*	22,107
247	Ingles Markets, Inc. Class A	21,909
835	Kroger Co.	41,224
286	PriceSmart, Inc.	20,443
37	Sysco Corp.	2,858
166	Target Corp.	27,495
311	Walgreens Boots Alliance, Inc.	10,754
410	Walmart, Inc.	60,454
61	Weis Markets, Inc.	5,165
		263,525
	Equity Real Estate Investment Trusts (REITs) - 0.5%
768	Apple Hospitality, Inc. REIT	11,919
836	Healthpeak Properties, Inc. REIT	18,367
51	LTC Properties, Inc. REIT	1,792
226	Sunstone Hotel Investors, Inc. REIT	2,233
256	Ventas, Inc. REIT	11,097
		45,408
	Financial Services - 4.3%
38	Ameriprise Financial, Inc.	11,647

The accompanying notes are an integral part of these financial statements.
15

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 4.3% - (continued)
631	Bank of New York Mellon Corp.	$ 28,673
118	Berkshire Hathaway, Inc. Class B*	36,435
165	Capital One Financial Corp.	15,866
49	CME Group, Inc.	9,384
167	Discover Financial Services	16,506
97	Evercore, Inc. Class A	11,192
88	Goldman Sachs Group, Inc.	28,786
146	Intercontinental Exchange, Inc.	15,226
1,123	Jackson Financial, Inc. Class A	42,011
216	Jefferies Financial Group, Inc.	6,856
231	Morgan Stanley	20,282
322	Nasdaq, Inc.	17,604
236	Raymond James Financial, Inc.	22,012
362	State Street Corp.	27,400
1,056	Synchrony Financial	30,708
651	TPG, Inc.	19,094
		359,682
	Food, Beverage & Tobacco - 2.3%
684	Cal-Maine Foods, Inc.	41,649
300	Coca-Cola Co.	18,609
35	Coca-Cola Consolidated, Inc.	18,728
77	General Mills, Inc.	6,580
36	Hershey Co.	9,159
11	J M Smucker Co.	1,731
133	Kellogg Co.	8,906
105	Lamb Weston Holdings, Inc.	10,975
132	Monster Beverage Corp.*	7,129
211	PepsiCo., Inc.	38,465
511	Tyson Foods, Inc. Class A	30,312
		192,243
	Health Care Equipment & Services - 12.0%
553	Abbott Laboratories	55,997
332	AmerisourceBergen Corp.	53,156
78	Becton Dickinson & Co.	19,308
517	Boston Scientific Corp.*	25,865
303	Cardinal Health, Inc.	22,876
151	Centene Corp.*	9,545
5	Chemed Corp.	2,689
228	Cigna Group	58,261
28	Cooper Cos., Inc.	10,454
591	Cross Country Healthcare, Inc.*	13,191
236	CVS Health Corp.	17,537
22	Dexcom, Inc.*	2,556
120	Elevance Health, Inc.	55,177
271	Embecta Corp.	7,621
147	Encompass Health Corp.	7,953
38	Globus Medical, Inc. Class A*	2,152
216	HCA Healthcare, Inc.	56,955
196	Henry Schein, Inc.*	15,982
813	Hologic, Inc.*	65,609
121	Humana, Inc.	58,741
34	IDEXX Laboratories, Inc.*	17,003
204	Laboratory Corp. of America Holdings	46,802
105	McKesson Corp.	37,385
255	Medtronic PLC	20,558
64	Merit Medical Systems, Inc.*	4,733
123	Molina Healthcare, Inc.*	32,901
678	NextGen Healthcare, Inc.*	11,804
1,732	Patterson Cos., Inc.	46,366
544	Quest Diagnostics, Inc.	76,965
86	ResMed, Inc.	18,833
124	Stryker Corp.	35,398
34	UFP Technologies, Inc.*	4,415
92	UnitedHealth Group, Inc.	43,478
50	Universal Health Services, Inc. Class B	6,355
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 12.0% - (continued)
265	Veradigm, Inc.*	$ 3,458
274	Zimmer Biomet Holdings, Inc.	35,401
		1,003,480
	Household & Personal Products - 2.1%
88	Church & Dwight Co., Inc.	7,780
174	Clorox Co.	27,534
421	Colgate-Palmolive Co.	31,638
24	Estee Lauder Cos., Inc. Class A	5,915
18	Inter Parfums, Inc.	2,561
337	Kimberly-Clark Corp.	45,232
190	Medifast, Inc.	19,697
255	Procter & Gamble Co.	37,916
		178,273
	Insurance - 2.5%
489	Aflac, Inc.	31,550
886	American International Group, Inc.	44,619
80	Axis Capital Holdings Ltd.	4,362
41	Chubb Ltd.	7,961
118	Fidelity National Financial, Inc.	4,122
2,672	Genworth Financial, Inc. Class A*	13,413
180	MetLife, Inc.	10,429
569	Old Republic International Corp.	14,208
519	Principal Financial Group, Inc.	38,572
127	Travelers Cos., Inc.	21,769
471	Unum Group	18,633
		209,638
	Media & Entertainment - 9.2%
134	Activision Blizzard, Inc.	11,469
784	Alphabet, Inc. Class A*	81,324
530	Cargurus, Inc.*	9,900
2,790	Cars.com, Inc.*	53,847
4	Charter Communications, Inc. Class A*	1,430
1,377	Comcast Corp. Class A	52,202
280	Electronic Arts, Inc.	33,726
315	Fox Corp. Class A	10,726
504	Liberty Media Corp.-Liberty Braves Class C*	16,980
179	Liberty Media Corp.-Liberty Formula One Class C*	13,395
147	Live Nation Entertainment, Inc.*	10,290
21	Madison Square Garden Sports Corp.	4,092
553	Match Group, Inc.*	21,230
453	Meta Platforms, Inc. Class A*	96,009
66	Netflix, Inc.*	22,802
118	News Corp. Class A	2,038
706	Paramount Global Class B	15,751
1,916	Pinterest, Inc. Class A*	52,249
1,243	QuinStreet, Inc.*	19,726
154	Scholastic Corp.	5,270
722	Shutterstock, Inc.	52,417
369	Sinclair Broadcast Group, Inc. Class A	6,332
4,962	Sirius XM Holdings, Inc.(1)	19,699
711	TripAdvisor, Inc.*	14,121
49	Walt Disney Co.*	4,906
724	World Wrestling Entertainment, Inc. Class A	66,072
996	Yelp, Inc.*	30,577
514	Ziff Davis, Inc.*	40,118
		768,698
	Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
371	AbbVie, Inc.	59,126
328	Agilent Technologies, Inc.	45,376
193	Amgen, Inc.	46,658
102	Biogen, Inc.*	28,359
22	BioMarin Pharmaceutical, Inc.*	2,139
994	Bristol-Myers Squibb Co.	68,894
114	Bruker Corp.	8,988
94	Danaher Corp.	23,692

The accompanying notes are an integral part of these financial statements.
16

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.4% - (continued)
137	Eli Lilly & Co.	$ 47,049
678	Gilead Sciences, Inc.	56,254
27	Horizon Therapeutics PLC*	2,947
609	Incyte Corp.*	44,012
60	IQVIA Holdings, Inc.*	11,933
389	Johnson & Johnson	60,295
751	Merck & Co., Inc.	79,899
32	Mettler-Toledo International, Inc.*	48,967
293	Moderna, Inc.*	44,999
1,250	Organon & Co.	29,400
1,940	Pfizer, Inc.	79,152
41	Prestige Consumer Healthcare, Inc.*	2,568
51	Regeneron Pharmaceuticals, Inc.*	41,905
61	Thermo Fisher Scientific, Inc.	35,159
23	United Therapeutics Corp.*	5,151
91	Vertex Pharmaceuticals, Inc.*	28,671
6,325	Viatris, Inc.	60,846
1,103	Vir Biotechnology, Inc.*	25,667
126	Waters Corp.*	39,013
34	Zoetis, Inc.	5,659
		1,032,778
	Semiconductors & Semiconductor Equipment - 6.5%
25	Allegro MicroSystems, Inc.*	1,200
140	Analog Devices, Inc.	27,611
93	Broadcom, Inc.	59,663
255	Cirrus Logic, Inc.*	27,892
277	Diodes, Inc.*	25,695
1,968	Intel Corp.	64,295
5	MACOM Technology Solutions Holdings, Inc.*	354
507	Microchip Technology, Inc.	42,476
755	Micron Technology, Inc.	45,557
11	NVIDIA Corp.	3,055
248	NXP Semiconductors NV	46,246
374	ON Semiconductor Corp.*	30,788
374	QUALCOMM, Inc.	47,715
447	Skyworks Solutions, Inc.	52,737
347	Texas Instruments, Inc.	64,545
		539,829
	Software & Services - 10.7%
3,448	A10 Networks, Inc.	53,410
4,985	Adeia, Inc.	44,167
47	Adobe, Inc.*	18,112
113	Agilysys, Inc.*	9,324
16	ANSYS, Inc.*	5,325
71	Autodesk, Inc.*	14,779
424	Box, Inc. Class A*	11,359
163	Cadence Design Systems, Inc.*	34,245
518	CommVault Systems, Inc.*	29,391
315	Consensus Cloud Solutions, Inc.*	10,738
795	Dolby Laboratories, Inc. Class A	67,909
1,571	Dropbox, Inc. Class A*	33,965
74	Fair Isaac Corp.*	51,999
457	Fortinet, Inc.*	30,372
171	Gen Digital, Inc.	2,934
300	InterDigital, Inc.	21,870
21	Intuit, Inc.	9,363
217	Microsoft Corp.	62,561
791	Oracle Corp.	73,500
45	Palo Alto Networks, Inc.*	8,988
1,094	Progress Software Corp.	62,850
345	PTC, Inc.*	44,239
56	Roper Technologies, Inc.	24,679
24	Salesforce, Inc.*	4,795
39	ServiceNow, Inc.*	18,124
66	Synopsys, Inc.*	25,493
739	Teradata Corp.*	29,767
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 10.7% - (continued)
47	VeriSign, Inc.*	$ 9,933
624	VMware, Inc. Class A*	77,906
30	Zoom Video Communications, Inc. Class A*	2,215
		894,312
	Technology Hardware & Equipment - 9.2%
432	Apple, Inc.	71,237
51	Arrow Electronics, Inc.*	6,368
965	Avid Technology, Inc.*	30,861
1,025	Avnet, Inc.	46,330
273	Benchmark Electronics, Inc.	6,467
146	CDW Corp.	28,454
1,685	Dell Technologies, Inc. Class C	67,754
4,502	Hewlett Packard Enterprise Co.	71,717
2,389	HP, Inc.	70,117
90	Insight Enterprises, Inc.*	12,867
400	Jabil, Inc.	35,264
1,079	NetApp, Inc.	68,894
935	Pure Storage, Inc. Class A*	23,852
72	Sanmina Corp.*	4,391
835	Seagate Technology Holdings PLC	55,210
717	Super Micro Computer, Inc.*	76,396
105	TE Connectivity Ltd.	13,771
1,780	Western Digital Corp.*	67,053
631	Xerox Holdings Corp.	9,717
		766,720
	Telecommunication Services - 1.2%
3,154	AT&T, Inc.	60,715
1,008	Verizon Communications, Inc.	39,201
		99,916
	Transportation - 0.2%
98	Avis Budget Group, Inc.*	19,090
	Utilities - 1.5%
37	American Electric Power Co., Inc.	3,367
9	CenterPoint Energy, Inc.	265
53	Consolidated Edison, Inc.	5,070
76	Duke Energy Corp.	7,332
195	Edison International	13,765
112	Entergy Corp.	12,067
89	Evergy, Inc.	5,440
178	Exelon Corp.	7,456
268	FirstEnergy Corp.	10,736
554	NRG Energy, Inc.	18,997
46	OGE Energy Corp.	1,732
1,087	PG&E Corp.*	17,577
384	PPL Corp.	10,671
43	Southern Co.	2,992
129	UGI Corp.	4,484
36	Xcel Energy, Inc.	2,428
		124,379
	Total Common Stocks (cost $8,661,296)	$ 8,348,644
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
10,624	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(2)	$ 10,624
35,411	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(2)	35,411
10,623	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(2)	10,623

The accompanying notes are an integral part of these financial statements.
17

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
10,623	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(2)		$ 10,623
	Total Short-Term Investments (cost $67,281)		$ 67,281
	Total Investments (cost $8,728,577)	100.7%	$ 8,415,925
	Other Assets and Liabilities	(0.7)%	(58,179)
	Total Net Assets	100.0%	$ 8,357,746
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 113,735	$ 113,735	$ —	$ —
Banks	340,854	340,854	—	—
Capital Goods	210,757	210,757	—	—
Consumer Discretionary Distribution & Retail	649,281	649,281	—	—
Consumer Durables & Apparel	320,103	320,103	—	—
Consumer Services	215,943	215,943	—	—
Consumer Staples Distribution & Retail	263,525	263,525	—	—
Equity Real Estate Investment Trusts (REITs)	45,408	45,408	—	—
Financial Services	359,682	359,682	—	—
Food, Beverage & Tobacco	192,243	192,243	—	—
Health Care Equipment & Services	1,003,480	1,003,480	—	—
Household & Personal Products	178,273	178,273	—	—
Insurance	209,638	209,638	—	—
Media & Entertainment	768,698	768,698	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,032,778	1,032,778	—	—
Semiconductors & Semiconductor Equipment	539,829	539,829	—	—
Software & Services	894,312	894,312	—	—
Technology Hardware & Equipment	766,720	766,720	—	—
Telecommunication Services	99,916	99,916	—	—
Transportation	19,090	19,090	—	—
Utilities	124,379	124,379	—	—
Short-Term Investments	67,281	67,281	—	—
Total	$ 8,415,925	$ 8,415,925	$ —	$ —

(1)	For the six-month period ended March 31, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
18

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 10.3%
701,601	AGL Energy Ltd.	$ 3,782,674
176,669	Ampol Ltd.	3,607,702
117,374	Ansell Ltd.	2,085,557
392,051	ANZ Group Holdings Ltd.	6,020,873
1,168,916	Aurizon Holdings Ltd.	2,630,482
506,554	Bendigo & Adelaide Bank Ltd.	2,941,424
223,771	BHP Group Ltd.	7,078,392
460,973	BlueScope Steel Ltd.	6,221,046
288,073	Brambles Ltd.	2,591,143
7,527	Cochlear Ltd.	1,193,204
836,322	Coles Group Ltd.	10,093,485
16,252	CSL Ltd.	3,138,082
1,102,784	Dexus REIT	5,546,809
61,718	EBOS Group Ltd.	1,795,544
955,233	Endeavour Group Ltd.	4,331,226
713,248	Fortescue Metals Group Ltd.	10,743,428
567,720	Glencore PLC	3,261,294
1,311,973	GPT Group REIT	3,725,663
564,748	Harvey Norman Holdings Ltd.(1)	1,354,099
166,353	Iluka Resources Ltd.	1,183,227
1,889,052	Incitec Pivot Ltd.	3,960,054
152,748	JB Hi-Fi Ltd.	4,344,808
635,798	Medibank Pvt Ltd.	1,430,775
919,956	Metcash Ltd.	2,372,142
1,066,766	Mirvac Group REIT	1,486,091
1,661,536	New Hope Corp. Ltd.	6,320,784
61,152	Premier Investments Ltd.	1,068,557
30,883	Pro Medicus Ltd.	1,321,080
31,170	Ramsay Health Care Ltd.	1,389,097
292,064	Sonic Healthcare Ltd.	6,815,050
1,981,784	South32 Ltd.	5,800,302
1,222,773	Stockland REIT	3,259,431
165,056	Technology One Ltd.	1,607,343
2,276,209	Telstra Group Ltd.	6,433,354
404,494	Vicinity Ltd. REIT	526,920
780,923	Viva Energy Group Ltd.(2)	1,584,761
56,310	Washington H Soul Pattinson & Co. Ltd.	1,138,952
169,071	Wesfarmers Ltd.	5,690,076
1,341,557	Whitehaven Coal Ltd.	6,046,959
352,432	Woolworths Group Ltd.	8,945,969
		154,867,859
	Austria - 0.3%
30,852	Andritz AG	2,088,243
141,560	Raiffeisen Bank International AG*	2,177,778
11,657	voestalpine AG	396,153
		4,662,174
	Belgium - 1.4%
6,770	Ackermans & van Haaren NV	1,118,000
51,658	Ageas SA	2,237,096
63,621	Etablissements Franz Colruyt NV	1,860,738
4,609	Melexis NV	532,793
381,974	Proximus SADP	3,690,971
9,365	Shurgard Self Storage Ltd.	448,700
42,781	Solvay SA	4,896,606
71,441	UCB SA	6,398,751
		21,183,655
	Canada - 9.7%
113,605	Alimentation Couche-Tard, Inc.	5,703,964
67,922	Atco Ltd. Class I	2,174,146
405,970	B2Gold Corp.	1,601,862
76,123	Bank of Montreal	6,771,114
18,895	Bank of Nova Scotia	950,370
101,007	BCE, Inc.	4,518,390
55,302	Canadian Apartment Properties REIT	1,937,317
27,858	Canadian Imperial Bank of Commerce	1,179,696
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Canada - 9.7% - (continued)
25,949	Canadian Tire Corp. Ltd. Class A	$ 3,381,701
16,486	Canadian Utilities Ltd. Class A	458,760
26,436	CGI, Inc.*	2,544,271
121,824	Choice Properties REIT	1,307,041
1,002	Constellation Software, Inc.	1,881,252
33,742	Dollarama, Inc.	2,013,774
64,836	Emera, Inc.	2,659,840
144,050	Empire Co. Ltd. Class A	3,856,306
13,171	Fairfax Financial Holdings Ltd.	8,747,545
40,473	Finning International, Inc.	1,007,526
60,325	Fortis, Inc.	2,560,809
44,875	George Weston Ltd.	5,938,680
17,569	Granite REIT	1,086,452
276,143	Great-West Lifeco, Inc.	7,308,857
158,258	Hydro One Ltd.(2)	4,499,773
52,618	iA Financial Corp., Inc.	3,330,445
25,987	IGM Financial, Inc.	775,568
15,191	Intact Financial Corp.	2,171,089
120,934	Loblaw Cos. Ltd.	11,006,348
3,060	Lumine Group, Inc.*	33,260
213,096	Manulife Financial Corp.	3,904,962
121,738	Metro, Inc.	6,687,112
19,577	Nutrien Ltd.	1,443,810
46,780	Open Text Corp.	1,801,930
246,086	Power Corp. of Canada(1)	6,280,571
142,669	Quebecor, Inc. Class B	3,522,054
28,304	Rogers Communications, Inc. Class B	1,310,055
71,278	Royal Bank of Canada	6,807,316
21,297	Saputo, Inc.	550,306
56,514	Stantec, Inc.	3,299,347
66,106	Sun Life Financial, Inc.	3,084,149
107,342	TELUS Corp.	2,128,042
4,833	Thomson Reuters Corp.	627,949
26,241	TMX Group Ltd.	2,646,689
31,877	Toromont Industries Ltd.	2,612,861
62,654	Toronto-Dominion Bank	3,747,620
46,039	Tourmaline Oil Corp.	1,915,924
39,760	West Fraser Timber Co. Ltd.	2,832,131
		146,608,984
	China - 0.6%
581,100	Wilmar International Ltd.	1,840,044
8,315,400	Yangzijiang Shipbuilding Holdings Ltd.	7,505,156
		9,345,200
	Denmark - 1.8%
3,693	AP Moller - Maersk AS Class B	6,702,990
2,372	Carlsberg AS Class B	367,741
42,386	Coloplast AS Class B	5,574,771
77,716	Novo Nordisk AS Class B	12,307,069
15,014	Novozymes AS Class B	768,376
12,817	Topdanmark AS*	685,662
67,396	Tryg AS	1,473,432
		27,880,041
	Finland - 1.2%
45,289	Elisa Oyj	2,733,787
117,748	Kesko Oyj Class B	2,533,600
84,891	Kojamo Oyj(1)	1,000,693
87,038	Kone Oyj Class B	4,538,996
91,134	Metsa Board Oyj Class B(1)	734,673
85,239	Nordea Bank Abp	909,475
70,068	Orion Oyj Class B	3,135,604
25,037	Sampo Oyj Class A	1,182,719
53,949	TietoEVRY Oyj	1,695,085
		18,464,632
	France - 6.1%
8,842	Air Liquide SA	1,481,305

The accompanying notes are an integral part of these financial statements.
19

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	France - 6.1% - (continued)
31,493	Amundi SA(2)	$ 1,986,214
8,867	Arkema SA	874,726
113,624	AXA SA	3,476,879
27,784	BioMerieux	2,928,035
48,028	BNP Paribas SA	2,880,859
254,005	Bouygues SA	8,579,712
489,025	Carrefour SA	9,898,141
35,041	Cie de Saint-Gobain	1,991,837
206,006	Cie Generale des Etablissements Michelin SCA	6,299,279
84,378	Danone SA	5,253,749
44,232	Eiffage SA	4,793,091
378,514	Engie SA	5,993,361
5,897	EssilorLuxottica SA	1,063,528
27,138	Eurazeo SE	1,931,207
20,486	Ipsen SA	2,259,087
2,791	L'Oreal SA	1,247,026
785,008	Orange SA	9,340,653
112,318	Sanofi	12,232,075
17,156	SEB SA	1,953,381
44,997	TotalEnergies SE	2,657,496
24,860	Verallia SA(2)	1,061,459
121,376	Vivendi SE	1,226,381
11,134	Wendel SE	1,177,597
		92,587,078
	Germany - 4.4%
7,109	Allianz SE	1,643,576
25,817	Aurubis AG	2,385,837
18,710	BASF SE	983,037
155,060	Bayer AG	9,892,260
50,327	Bayerische Motoren Werke AG	5,519,174
32,076	Brenntag SE	2,411,549
80,485	Covestro AG(2)	3,334,199
88,507	Deutsche Post AG	4,143,466
497,967	E.ON SE	6,221,686
162,516	Fresenius Medical Care AG & Co. KGaA	6,903,711
171,180	Fresenius SE & Co. KGaA	4,621,566
20,386	HeidelbergCement AG	1,489,699
2,712	Knorr-Bremse AG	180,559
30,726	LEG Immobilien SE	1,685,136
55,814	Merck KGaA	10,402,640
3,027	SAP SE	381,685
25,021	Siemens Healthineers AG(2)	1,441,299
838,872	Telefonica Deutschland Holding AG	2,585,620
35,980	United Internet AG	620,366
		66,847,065
	Hong Kong - 4.3%
292,600	Bank of East Asia Ltd.	371,996
1,877,000	BOC Hong Kong Holdings Ltd.	5,846,235
546,000	CK Asset Holdings Ltd.	3,314,276
755,000	CK Hutchison Holdings Ltd.	4,683,915
263,480	CLP Holdings Ltd.	1,903,110
171,010	Hang Seng Bank Ltd.	2,433,368
744,000	Henderson Land Development Co. Ltd.	2,573,214
1,634,609	HK Electric Investments & HK Electric Investments Ltd.	1,024,500
1,654,000	HKT Trust & HKT Ltd.	2,195,515
536,000	Hong Kong & China Gas Co. Ltd.	471,819
124,626	Jardine Matheson Holdings Ltd.	6,053,085
371,500	Kerry Properties Ltd.	948,869
802,053	Link REIT	5,159,737
1,040,400	Man Wah Holdings Ltd.	857,507
512,000	NWS Holdings Ltd.	458,520
1,918,770	PCCW Ltd.	958,169
246,000	Power Assets Holdings Ltd.	1,319,320
1,231,715	Sino Land Co. Ltd.	1,666,356
1,537,000	SITC International Holdings Co. Ltd.	3,301,145
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Hong Kong - 4.3% - (continued)
613,500	Sun Hung Kai Properties Ltd.	$ 8,596,870
257,500	Swire Pacific Ltd. Class A	1,978,006
688,600	Swire Properties Ltd.	1,771,950
5,813,792	WH Group Ltd.(2)	3,466,079
1,986,000	Xinyi Glass Holdings Ltd.	3,557,113
		64,910,674
	Ireland - 0.4%
43,861	DCC PLC	2,558,663
26,789	Glanbia PLC	388,842
6,578	Kerry Group PLC Class A	656,350
85,556	Smurfit Kappa Group PLC	3,098,100
		6,701,955
	Israel - 2.4%
525,039	Bank Hapoalim BM	4,338,081
696,520	Bank Leumi Le-Israel BM	5,222,957
2,610,087	Bezeq The Israeli Telecommunication Corp. Ltd.	3,541,829
35,732	Check Point Software Technologies Ltd.*	4,645,160
3,044	Elbit Systems Ltd.	514,850
67,274	First International Bank Of Israel Ltd.	2,363,507
809,670	ICL Group Ltd.	5,426,058
101,818	Mizrahi Tefahot Bank Ltd.	3,172,755
29,974	Strauss Group Ltd.*	674,709
58,539	Tower Semiconductor Ltd.*	2,487,458
186,565	ZIM Integrated Shipping Services Ltd.(1)	4,399,203
		36,786,567
	Italy - 2.6%
2,047,943	A2A SpA	3,270,732
193,944	Assicurazioni Generali SpA	3,872,858
56,910	Brembo SpA	834,703
28,019	Buzzi Unicem SpA	680,666
24,180	De' Longhi SpA	553,254
7,122	DiaSorin SpA	751,021
592,955	Eni SpA	8,314,251
644,054	Hera SpA	1,820,704
323,617	Italgas SpA	1,977,714
470,212	Pirelli & C SpA(2)	2,361,203
124,667	Prysmian SpA	5,241,700
55,332	Recordati Industria Chimica e Farmaceutica SpA	2,342,098
311,642	Snam SpA	1,655,334
417,794	Terna - Rete Elettrica Nazionale	3,434,300
347,863	Unipol Gruppo SpA	1,791,793
		38,902,331
	Japan - 18.2%
61,105	ABC-Mart, Inc.	3,360,798
55,000	AGC, Inc.	2,035,277
83,500	Air Water, Inc.	1,041,476
82,800	Aisin Corp.	2,267,683
37,500	Ajinomoto Co., Inc.	1,297,806
185,182	Alfresa Holdings Corp.	2,359,822
113,800	Amada Co. Ltd.	1,058,565
88,388	Aozora Bank Ltd.	1,593,229
364,865	Astellas Pharma, Inc.	5,162,227
45,200	BIPROGY, Inc.	1,103,764
130,293	Bridgestone Corp.	5,254,208
211,600	Brother Industries Ltd.	3,167,084
45,597	Canon Marketing Japan, Inc.	1,079,199
269,703	Canon, Inc.	5,989,234
92,400	Chiba Bank Ltd.	593,598
68,900	Chugai Pharmaceutical Co. Ltd.	1,692,862
39,200	COMSYS Holdings Corp.	719,555
176,200	Concordia Financial Group Ltd.	646,071
94,800	Dai Nippon Printing Co. Ltd.	2,639,071
64,000	Dai-ichi Life Holdings, Inc.	1,170,937
21,700	Daiwa House Industry Co. Ltd.	507,730
9,700	Eisai Co. Ltd.	546,914

The accompanying notes are an integral part of these financial statements.
20

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 18.2% - (continued)
1,258,500	ENEOS Holdings, Inc.	$ 4,398,935
82,220	FUJIFILM Holdings Corp.	4,137,873
39,848	Fujitsu Ltd.	5,339,913
89,200	Fukuoka Financial Group, Inc.	1,708,399
220,000	Haseko Corp.	2,543,993
24,373	Hitachi Ltd.	1,328,071
111,800	Honda Motor Co. Ltd.	2,948,516
276,500	Idemitsu Kosan Co. Ltd.	6,024,870
109,600	Iida Group Holdings Co. Ltd.	1,777,943
57,771	ITOCHU Corp.	1,866,955
87,000	Itochu Techno-Solutions Corp.	2,127,771
28,900	Iwatani Corp.	1,257,277
748,000	Japan Post Bank Co. Ltd.	6,086,738
833,881	Japan Post Holdings Co. Ltd.	6,744,856
198,600	Japan Post Insurance Co. Ltd.	3,084,426
176,600	Japan Tobacco, Inc.	3,712,727
277,900	Kajima Corp.	3,336,721
95,851	KDDI Corp.	2,947,766
101,600	Kewpie Corp.	1,700,840
16,500	Kinden Corp.	197,742
215,200	Kuraray Co. Ltd.	1,967,829
13,900	Kyocera Corp.	719,387
60,722	Lawson, Inc.	2,559,549
100,300	Marubeni Corp.	1,353,134
25,400	MatsukiyoCocokara & Co.	1,337,847
133,500	Mazda Motor Corp.	1,228,774
54,600	McDonald's Holdings Co. Japan Ltd.	2,264,573
143,150	Medipal Holdings Corp.	1,940,361
125,432	MEIJI Holdings Co. Ltd.	2,973,461
50,900	Mitsubishi Corp.	1,817,010
180,500	Mitsubishi Electric Corp.	2,140,801
108,376	Mitsubishi HC Capital, Inc.	556,985
239,300	Mitsubishi UFJ Financial Group, Inc.	1,524,551
56,700	Mitsui & Co. Ltd.	1,753,529
124,400	Mitsui Chemicals, Inc.	3,187,347
367,300	Mizuho Financial Group, Inc.	5,182,879
29,500	MS&AD Insurance Group Holdings, Inc.	910,113
169,517	NEC Corp.	6,495,880
155,300	NGK Spark Plug Co. Ltd.	3,192,582
31,100	Nikon Corp.	316,632
38,400	NIPPON EXPRESS HOLDINGS, Inc.	2,299,557
15,700	Nippon Steel Corp.	368,052
114,606	Nippon Telegraph & Telephone Corp.	3,411,744
55,600	Obayashi Corp.	423,193
15,400	OBIC Business Consultants Co. Ltd.	577,399
100,700	Ono Pharmaceutical Co. Ltd.	2,091,328
22,900	Oracle Corp.	1,639,770
296,146	Osaka Gas Co. Ltd.	4,853,065
11,800	Otsuka Corp.	415,381
124,100	Otsuka Holdings Co. Ltd.	3,919,095
29,300	Panasonic Holdings Corp.	260,219
478,866	Resona Holdings, Inc.	2,300,960
98,600	Ricoh Co. Ltd.	734,184
107,700	Rinnai Corp.	2,617,849
13,000	Rohto Pharmaceutical Co. Ltd.	270,569
320,500	Santen Pharmaceutical Co. Ltd.	2,721,204
111,700	Sanwa Holdings Corp.	1,188,423
100,500	Sega Sammy Holdings, Inc.	1,897,637
374,500	Seiko Epson Corp.	5,292,918
101,865	Sekisui Chemical Co. Ltd.	1,435,861
284,648	Sekisui House Ltd.	5,770,383
16,089	Seven & i Holdings Co. Ltd.	722,306
41,740	Shimamura Co. Ltd.	4,233,902
323,000	Shizuoka Financial Group, Inc.	2,308,010
375,800	SoftBank Corp.	4,317,366
18,000	Sohgo Security Services Co. Ltd.	482,155
34,700	Square Enix Holdings Co. Ltd.	1,658,216
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 18.2% - (continued)
187,693	Subaru Corp.	$ 2,982,019
50,217	Sugi Holdings Co. Ltd.	2,146,929
77,500	Sumitomo Corp.	1,363,194
112,600	Sumitomo Electric Industries Ltd.	1,435,737
239,629	Sumitomo Forestry Co. Ltd.	4,717,319
92,200	Sumitomo Heavy Industries Ltd.	2,244,556
113,700	Sumitomo Mitsui Financial Group, Inc.	4,526,130
34,700	Sumitomo Mitsui Trust Holdings, Inc.	1,183,956
50,400	Sumitomo Pharma Co. Ltd.	306,740
212,000	Sumitomo Rubber Industries Ltd.	1,905,117
86,400	Sundrug Co. Ltd.	2,359,787
24,607	Suntory Beverage & Food Ltd.	912,432
49,682	Suzuken Co. Ltd.	1,248,676
49,115	Taisei Corp.	1,511,202
35,200	Taisho Pharmaceutical Holdings Co. Ltd.	1,459,944
78,600	Takeda Pharmaceutical Co. Ltd.	2,569,013
12,900	Tokio Marine Holdings, Inc.	246,873
328,296	Tokyo Gas Co. Ltd.	6,156,938
186,200	Toppan, Inc.	3,728,477
17,000	Toshiba Corp.	567,774
101,500	Tosoh Corp.	1,370,467
39,819	Toyo Suisan Kaisha Ltd.	1,660,496
109,900	Toyota Boshoku Corp.	1,764,643
30,600	Tsuruha Holdings, Inc.	2,034,788
1,202,657	Yamada Holdings Co. Ltd.	4,120,607
91,746	Yamaha Motor Co. Ltd.	2,385,162
158,880	Yamazaki Baking Co. Ltd.	1,914,821
135,100	Yokohama Rubber Co. Ltd.	2,839,242
80,153	Zensho Holdings Co. Ltd.	2,363,818
		274,220,269
	Luxembourg - 0.3%
58,319	Eurofins Scientific SE	3,905,552
	Netherlands - 4.6%
90,920	ABN AMRO Bank NV GDR(2)	1,444,164
430,056	Aegon NV	1,846,043
128,080	ASR Nederland NV	5,112,463
23,949	Heineken Holding NV	2,199,939
33,847	JDE Peet's NV	986,254
341,571	Koninklijke Ahold Delhaize NV	11,685,932
2,039,574	Koninklijke KPN NV	7,214,954
13,806	Koninklijke Philips NV	252,532
61,742	Koninklijke Vopak NV	2,179,416
221,825	NN Group NV	8,063,919
129,728	OCI NV	4,405,877
76,722	QIAGEN NV*	3,523,841
102,970	Randstad NV(1)	6,108,197
109,157	Signify NV(2)	3,633,708
256,597	Stellantis NV	4,665,659
53,340	Wolters Kluwer NV	6,742,627
		70,065,525
	New Zealand - 0.4%
224,836	Contact Energy Ltd.	1,088,775
139,965	Fisher & Paykel Healthcare Corp. Ltd. Class C	2,333,716
197,236	Fletcher Building Ltd.	537,643
610,748	Spark New Zealand Ltd.	1,918,438
		5,878,572
	Norway - 1.6%
207,411	Equinor ASA	5,915,504
27,339	Kongsberg Gruppen ASA	1,103,678
338,988	Norsk Hydro ASA	2,518,191
417,738	Orkla ASA	2,961,991
457,542	Telenor ASA	5,360,438
129,576	Yara International ASA	5,615,772
		23,475,574

The accompanying notes are an integral part of these financial statements.
21

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Portugal - 0.5%
218,563	Galp Energia SGPS SA	$ 2,483,808
211,073	Jeronimo Martins SGPS SA	4,957,904
		7,441,712
	Singapore - 2.7%
414,600	CapitaLand Ascendas REIT	891,848
168,200	City Developments Ltd.	932,371
138,509	DBS Group Holdings Ltd.	3,437,853
1,089,900	Frasers Logistics & Commercial Trust REIT	1,073,874
198,000	Jardine Cycle & Carriage Ltd.	4,658,298
227,900	Keppel Corp. Ltd.	965,046
664,552	Oversea-Chinese Banking Corp. Ltd.	6,182,925
1,094,300	Sembcorp Industries Ltd.	3,605,005
427,600	Singapore Airlines Ltd.	1,842,840
1,373,900	Singapore Technologies Engineering Ltd.	3,782,087
2,315,400	Suntec REIT	2,490,333
269,100	United Overseas Bank Ltd.	6,023,403
243,200	UOL Group Ltd.	1,267,629
210,800	Venture Corp. Ltd.	2,801,576
		39,955,088
	South Africa - 0.2%
419,076	Mediclinic International PLC	2,577,360
	Spain - 1.7%
21,980	Acciona SA	4,410,667
378,038	Banco Bilbao Vizcaya Argentaria SA(1)	2,698,837
60,498	Enagas SA	1,163,386
77,302	Endesa SA	1,679,695
176,648	Iberdrola SA	2,204,192
63,469	Industria de Diseno Textil SA	2,130,737
897,905	Mapfre SA	1,812,533
51,511	Naturgy Energy Group SA	1,553,004
251,796	Red Electrica Corp. SA	4,431,733
199,576	Repsol SA	3,075,724
		25,160,508
	Sweden - 4.5%
12,577	Assa Abloy AB Class B	301,158
110,484	Axfood AB	2,697,759
154,827	Billerud AB	1,590,890
92,106	Boliden AB	3,622,224
235,443	Electrolux AB Class B	2,859,042
102,562	Essity AB Class B	2,931,601
228,299	Getinge AB Class B	5,563,516
84,362	H & M Hennes & Mauritz AB Class B	1,202,597
26,827	L E Lundbergforetagen AB Class B	1,212,571
14,632	Saab AB Class B	890,375
484,510	Securitas AB Class B	4,311,719
394,593	Skandinaviska Enskilda Banken AB Class A*(1)	4,351,366
145,184	Skanska AB Class B(1)	2,219,858
208,789	SKF AB Class B	4,107,503
990,140	SSAB AB Class B	7,058,276
178,534	Svenska Handelsbanken AB Class A	1,546,788
189,008	Swedbank AB Class A(1)	3,101,360
94,234	Swedish Orphan Biovitrum AB*	2,194,648
80,131	Tele2 AB Class B	797,867
1,672,759	Telefonaktiebolaget LM Ericsson Class B(1)	9,775,660
1,303,277	Telia Co. AB(1)	3,314,263
92,318	Volvo AB Class B(1)	1,903,863
		67,554,904
	Switzerland - 7.2%
9,171	ABB Ltd.	314,919
115,569	Adecco Group AG	4,193,654
23,640	Baloise Holding AG	3,684,895
27,183	Banque Cantonale Vaudoise	2,567,887
500	Barry Callebaut AG	1,061,245
17,405	BKW AG	2,739,685
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Switzerland - 7.2% - (continued)
3,083	Bucher Industries AG	$ 1,442,367
18,487	DKSH Holding AG	1,490,414
727	Emmi AG	730,541
25,605	Galenica AG Class A1(2)	2,167,967
4,637	Geberit AG	2,584,599
2,414	Georg Fischer AG	187,349
18,709	Helvetia Holding AG	2,609,082
42,005	Kuehne & Nagel International AG(1)	12,501,953
91,017	Logitech International SA	5,290,354
37,368	Nestle SA	4,559,178
121,672	Novartis AG	11,155,653
26,064	PSP Swiss Property AG	2,967,168
36,706	Roche Holding AG	10,484,846
4,685	Schindler Holding AG	989,771
7,911	SFS Group AG	1,025,299
1,125	SGS SA	2,476,465
3,505	Sonova Holding AG	1,030,532
16,906	Swatch Group AG	5,799,727
1,388	Swiss Life Holding AG	855,696
36,739	Swiss Prime Site AG	3,058,399
17,370	Swisscom AG	11,088,812
208,317	UBS Group AG	4,398,703
9,087	Zurich Insurance Group AG	4,353,763
		107,810,923
	United Kingdom - 11.0%
195,915	3i Group PLC	4,081,729
2,186,602	Abrdn PLC	5,501,875
54,307	Admiral Group PLC	1,368,474
29,224	Anglo American PLC	967,669
101,741	AstraZeneca PLC ADR	7,061,843
55,645	Aviva PLC	278,099
1,017,863	B&M European Value Retail SA	6,067,406
786,285	BAE Systems PLC	9,552,858
26,743	British American Tobacco PLC	939,251
86,923	British Land Co. PLC REIT	416,792
1,177,540	BT Group PLC	2,122,803
54,306	Bunzl PLC	2,052,673
53,178	Computacenter PLC	1,405,776
888,658	ConvaTec Group PLC(2)	2,511,814
10,405	Dechra Pharmaceuticals PLC	340,929
959,080	DS Smith PLC	3,729,512
307,703	GSK PLC ADR	10,948,073
202,572	Hikma Pharmaceuticals PLC	4,195,375
421,862	Howden Joinery Group PLC	3,640,847
1,416,983	HSBC Holdings PLC	9,630,902
260,673	IG Group Holdings PLC	2,251,329
291,615	Imperial Brands PLC	6,720,976
152,089	Inchcape PLC	1,456,451
39,936	Intertek Group PLC	2,001,326
1,764,212	J Sainsbury PLC	6,079,450
1,993,150	Kingfisher PLC	6,437,092
4,243,876	Lloyds Banking Group PLC	2,501,670
1,367,469	Man Group PLC	3,980,160
124,721	Mondi PLC	1,976,989
249,371	National Grid PLC	3,380,891
955,633	NatWest Group PLC	3,114,678
4,586	Next PLC	372,656
172,196	Pearson PLC	1,797,827
22,983	Reckitt Benckiser Group PLC	1,749,939
59,561	RELX PLC	1,928,005
114,772	Rio Tinto PLC	7,773,821
638,247	Sage Group PLC	6,115,994
389,659	Schroders PLC	2,216,252
308,139	Segro PLC REIT	2,924,544
63,329	Shell PLC	1,807,628
250,587	Smith & Nephew PLC	3,476,386
66,985	Spectris PLC	3,030,516

The accompanying notes are an integral part of these financial statements.
22

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	United Kingdom - 11.0% - (continued)
2,415	Spirax-Sarco Engineering PLC		$ 353,993
53,807	SSE PLC		1,199,530
610,049	Standard Chartered PLC		4,632,881
1,787,539	Tesco PLC		5,872,509
700,457	Tritax Big Box PLC REIT		1,211,646
30,193	Unilever PLC		1,564,216
40,205	United Utilities Group PLC		526,942
349,361	Vodafone Group PLC		385,747
			165,656,744
	Total Common Stocks (cost $1,450,924,526)		$ 1,483,450,946
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
29,076	Fuchs Petrolub SE		$ 1,185,874
	Total Preferred Stocks (cost $1,350,061)		$ 1,185,874
	Total Long-Term Investments (cost $1,452,274,587)		$ 1,484,636,820
SHORT-TERM INVESTMENTS - 3.4%
	Securities Lending Collateral - 3.4%
8,172,302	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(3)		$ 8,172,302
27,241,005	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(3)		27,241,005
8,172,302	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(3)		8,172,302
8,172,301	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(3)		8,172,301
	Total Short-Term Investments (cost $51,757,910)		$ 51,757,910
	Total Investments (cost $1,504,032,497)	101.9%	$ 1,536,394,730
	Other Assets and Liabilities	(1.9)%	(28,330,971)
	Total Net Assets	100.0%	$ 1,508,063,759
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $29,492,640, representing 2.0% of net assets.
(3)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	183	06/16/2023	$ 19,182,975	$ 581,373
Total futures contracts				$ 581,373
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
23

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 154,867,859	$ 154,867,859	$ —	$ —
Austria	4,662,174	4,662,174	—	—
Belgium	21,183,655	21,183,655	—	—
Canada	146,608,984	146,608,984	—	—
China	9,345,200	9,345,200	—	—
Denmark	27,880,041	27,880,041	—	—
Finland	18,464,632	18,464,632	—	—
France	92,587,078	92,587,078	—	—
Germany	66,847,065	66,847,065	—	—
Hong Kong	64,910,674	64,910,674	—	—
Ireland	6,701,955	6,701,955	—	—
Israel	36,786,567	36,786,567	—	—
Italy	38,902,331	38,902,331	—	—
Japan	274,220,269	274,220,269	—	—
Luxembourg	3,905,552	3,905,552	—	—
Netherlands	70,065,525	70,065,525	—	—
New Zealand	5,878,572	5,878,572	—	—
Norway	23,475,574	23,475,574	—	—
Portugal	7,441,712	7,441,712	—	—
Singapore	39,955,088	39,955,088	—	—
South Africa	2,577,360	2,577,360	—	—
Spain	25,160,508	25,160,508	—	—
Sweden	67,554,904	67,554,904	—	—
Switzerland	107,810,923	107,810,923	—	—
United Kingdom	165,656,744	165,656,744	—	—
Preferred Stocks	1,185,874	1,185,874	—	—
Short-Term Investments	51,757,910	51,757,910	—	—
Futures Contracts(2)	581,373	581,373	—	—
Total	$ 1,536,976,103	$ 1,536,976,103	$ —	$ —

(1)	For the six-month period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
24

Hartford Multifactor Diversified International ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Australia - 8.8%
3,509	AGL Energy Ltd.	$ 18,919
8,497	ANZ Group Holdings Ltd.	130,492
5,271	BHP Group Ltd.	166,734
7,484	BlueScope Steel Ltd.	101,000
1,600	Brambles Ltd.	14,392
10,092	Coles Group Ltd.	121,799
18,308	Dexus REIT	92,086
1,005	EBOS Group Ltd.	29,238
7,670	Fortescue Metals Group Ltd.	115,531
5,812	Glencore PLC	33,387
25,349	GPT Group REIT	71,985
4,841	Incitec Pivot Ltd.	10,148
5,857	JB Hi-Fi Ltd.(1)	166,598
5,676	Sonic Healthcare Ltd.	132,444
29,944	South32 Ltd.	87,640
20,323	Stockland REIT	54,173
11,726	Telstra Group Ltd.	33,142
13,255	Vicinity Ltd. REIT	17,267
1,529	Wesfarmers Ltd.	51,459
7,854	Whitehaven Coal Ltd.	35,401
3,012	Woolworths Group Ltd.	76,455
		1,560,290
	Austria - 0.3%
527	Andritz AG	35,671
330	Erste Group Bank AG	10,935
		46,606
	Belgium - 0.1%
106	Solvay SA	12,133
83	UCB SA	7,434
		19,567
	Brazil - 1.0%
5,313	Telefonica Brasil SA	40,511
8,137	Vale SA ADR	128,402
		168,913
	Canada - 4.9%
506	Alimentation Couche-Tard, Inc.	25,406
1,336	Bank of Montreal	118,837
126	Canadian Tire Corp. Ltd. Class A	16,420
3,445	Empire Co. Ltd. Class A	92,225
154	Fairfax Financial Holdings Ltd.	102,279
353	Finning International, Inc.	8,787
1,007	George Weston Ltd.	133,265
1,082	Great-West Lifeco, Inc.	28,638
1,279	Loblaw Cos. Ltd.	116,403
3,190	Manulife Financial Corp.	58,456
967	Power Corp. of Canada	24,680
1,153	Royal Bank of Canada	110,116
186	Sun Life Financial, Inc.	8,678
491	Toronto-Dominion Bank	29,369
42	West Fraser Timber Co. Ltd.	2,992
		876,551
	China - 10.9%
393,000	Agricultural Bank of China Ltd. Class H	145,686
435,000	Bank of China Ltd. Class B	166,797
132,000	Bank of Communications Co. Ltd. Class H	83,068
162,000	China CITIC Bank Corp. Ltd. Class H	81,516
254,000	China Construction Bank Corp. Class H	164,697
73,500	China Minsheng Banking Corp. Ltd. Class H	25,187
208,000	China Petroleum & Chemical Corp. Class H	122,946
105,000	China Railway Group Ltd. Class H	64,070
22,500	China Shenhua Energy Co. Ltd. Class H	70,797
814,000	China Tower Corp. Ltd. Class H(2)	98,510
64,000	CSPC Pharmaceutical Group Ltd.	62,941
7,200	Haier Smart Home Co. Ltd. Class H	22,655
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	China - 10.9% - (continued)
270,000	Industrial & Commercial Bank of China Ltd. Class H	$ 143,772
152,000	Lenovo Group Ltd.	164,587
359,000	People's Insurance Co. Group of China Ltd. Class H	119,820
214,000	PetroChina Co. Ltd. Class H	126,765
66,000	PICC Property & Casualty Co. Ltd. Class H	67,346
3,000	Ping An Insurance Group Co. of China Ltd. Class H	19,529
117,000	Postal Savings Bank of China Co. Ltd. Class H(2)	69,455
114,100	Yangzijiang Shipbuilding Holdings Ltd.	102,982
		1,923,126
	Denmark - 1.4%
50	AP Moller - Maersk AS Class B	90,753
1,029	Novo Nordisk AS Class B	162,952
		253,705
	Finland - 0.3%
424	Kone Oyj Class B	22,112
1,782	Nordea Bank Abp	19,013
398	Orion Oyj Class B	17,811
		58,936
	France - 4.5%
142	Air Liquide SA	23,789
1,191	AXA SA	36,444
1,024	BNP Paribas SA	61,423
1,541	Carrefour SA	31,191
444	Cie de Saint-Gobain	25,238
2,169	Cie Generale des Etablissements Michelin SCA	66,324
421	Danone SA	26,213
5,305	Engie SA	83,999
41	L'Oreal SA	18,319
43	LVMH Moet Hennessy Louis Vuitton SE	39,448
8,427	Orange SA	100,271
1,582	Sanofi	172,289
192	Schneider Electric SE	32,057
720	Societe Generale SA	16,259
1,170	TotalEnergies SE	69,100
		802,364
	Germany - 2.7%
146	Allianz SE	33,755
205	BASF SE	10,771
2,141	Bayer AG	136,588
636	Bayerische Motoren Werke AG	69,748
224	Covestro AG(2)	9,279
942	Deutsche Post AG	44,100
3,312	E.ON SE	41,381
229	Fresenius SE & Co. KGaA	6,182
637	Merck KGaA	118,724
		470,528
	Hong Kong - 2.9%
2,500	BOC Hong Kong Holdings Ltd.	7,787
25,000	China Overseas Land & Investment Ltd.	60,382
2,800	China Resources Gas Group Ltd.	10,326
6,000	China Resources Land Ltd.	27,363
2,000	CK Asset Holdings Ltd.	12,140
11,000	CK Hutchison Holdings Ltd.	68,242
1,500	Jardine Matheson Holdings Ltd.	72,855
6,900	Link REIT	44,389
48,000	Sino Biopharmaceutical Ltd.	26,905
7,142	Sino Land Co. Ltd.	9,662
8,500	Sun Hung Kai Properties Ltd.	119,109
60,000	WH Group Ltd.(2)	35,771
6,000	Xinyi Glass Holdings Ltd.	10,747
		505,678

The accompanying notes are an integral part of these financial statements.
25

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	India - 0.5%
905	Dr Reddy's Laboratories Ltd. ADR	$ 51,522
1,875	Infosys Ltd. ADR	32,700
		84,222
	Indonesia - 2.0%
48,400	Adaro Energy Indonesia Tbk PT	9,361
183,900	Astra International Tbk PT	73,587
164,300	Bukit Asam Tbk PT	43,720
25,200	Indo Tambangraya Megah Tbk PT	66,216
99,200	Indofood Sukses Makmur Tbk PT	41,018
318,300	Kalbe Farma Tbk PT	44,578
378,400	Perusahaan Gas Negara Tbk PT	34,826
104,500	Sumber Alfaria Trijaya Tbk PT	20,071
75,900	Telkom Indonesia Persero Tbk PT	20,551
3,800	United Tractors Tbk PT	7,375
		361,303
	Ireland - 0.1%
461	CRH PLC	23,277
	Israel - 2.5%
2,907	Bank Hapoalim BM	24,019
7,332	Bank Leumi Le-Israel BM	54,980
70,147	Bezeq The Israeli Telecommunication Corp. Ltd.	95,188
1,026	FIBI Holdings Ltd.	38,326
743	First International Bank Of Israel Ltd.	26,103
7,975	ICL Group Ltd.	53,445
4,023	Phoenix Holdings Ltd.	39,776
407	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,054
3,732	ZIM Integrated Shipping Services Ltd.(1)	88,000
		443,891
	Italy - 0.7%
5,007	Eni SpA	70,207
7,831	Intesa Sanpaolo SpA	20,143
663	Prysmian SpA	27,876
		118,226
	Japan - 14.7%
900	AGC, Inc.	33,304
8,400	Alfresa Holdings Corp.	107,043
800	Alps Alpine Co. Ltd.	7,628
5,500	Astellas Pharma, Inc.	77,816
1,400	Bridgestone Corp.	56,456
3,100	Brother Industries Ltd.	46,399
2,000	Canon, Inc.	44,414
1,800	Dai-ichi Life Holdings, Inc.	32,933
200	Daiwa House Industry Co. Ltd.	4,680
700	Fujitsu Ltd.	93,805
900	Hitachi Ltd.	49,040
3,100	Honda Motor Co. Ltd.	81,757
4,100	Iida Group Holdings Co. Ltd.	66,511
4,500	INFRONEER Holdings, Inc.	34,556
500	Isuzu Motors Ltd.	5,932
1,600	ITOCHU Corp.	51,706
9,000	Japan Post Holdings Co. Ltd.	72,797
4,000	Japan Tobacco, Inc.	84,093
2,900	KDDI Corp.	89,185
500	Lawson, Inc.	21,076
2,200	Marubeni Corp.	29,680
1,600	Mazda Motor Corp.	14,727
13,500	Mebuki Financial Group, Inc.	32,865
1,800	Medipal Holdings Corp.	24,399
800	MEIJI Holdings Co. Ltd.	18,965
1,400	Mitsubishi Corp.	49,977
3,300	Mitsubishi Electric Corp.	39,139
2,000	Mitsubishi UFJ Financial Group, Inc.	12,742
2,700	Mitsui & Co. Ltd.	83,501
7,800	Mizuho Financial Group, Inc.	110,064
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Japan - 14.7% - (continued)
1,700	NEC Corp.	$ 65,144
1,800	NGK Spark Plug Co. Ltd.	37,003
2,200	Nihon Kohden Corp.	59,343
800	Nippon Steel Corp.	18,754
2,500	Nippon Telegraph & Telephone Corp.	74,423
700	Nippon Yusen KK	16,247
200	Osaka Gas Co. Ltd.	3,277
600	Otsuka Holdings Co. Ltd.	18,948
1,700	Panasonic Holdings Corp.	15,098
4,200	Seiko Epson Corp.	59,360
2,000	Sekisui House Ltd.	40,544
400	Seven & i Holdings Co. Ltd.	17,958
1,200	Shimamura Co. Ltd.	121,722
6,900	SoftBank Corp.	79,270
1,700	Subaru Corp.	27,009
200	Sumitomo Corp.	3,518
700	Sumitomo Electric Industries Ltd.	8,926
2,700	Sumitomo Forestry Co. Ltd.	53,152
1,200	Sumitomo Heavy Industries Ltd.	29,213
2,700	Sumitomo Mitsui Financial Group, Inc.	107,481
600	Takeda Pharmaceutical Co. Ltd.	19,611
1,100	Tokio Marine Holdings, Inc.	21,051
4,800	Tokyo Gas Co. Ltd.	90,020
700	Toppan, Inc.	14,017
20,000	Yamada Holdings Co. Ltd.	68,525
2,000	Yamaha Motor Co. Ltd.	51,995
		2,598,799
	Malaysia - 2.4%
28,700	CELCOMDIGI Bhd	28,228
2,000	CIMB Group Holdings Bhd	2,407
600	Heineken Malaysia Bhd	3,603
31,425	Malayan Banking Bhd	61,034
37,300	Petronas Chemicals Group Bhd	59,765
7,700	Petronas Gas Bhd	28,758
52,309	RHB Bank Bhd	66,149
109,900	Sime Darby Bhd	53,549
54,100	Tenaga Nasional Bhd	113,166
		416,659
	Mexico - 1.0%
3,217	America Movil SAB de CV	67,718
1,325	Coca-Cola Femsa SAB de CV ADR	106,623
		174,341
	Netherlands - 2.1%
5,495	Koninklijke Ahold Delhaize NV	187,996
2,252	NN Group NV	81,866
5,605	Stellantis NV	101,915
		371,777
	New Zealand - 1.0%
3,328	Fisher & Paykel Healthcare Corp. Ltd. Class C	55,490
2,210	Fletcher Building Ltd.	6,024
12,621	Goodman Property Trust REIT	16,898
33,594	Spark New Zealand Ltd.	105,523
		183,935
	Norway - 2.5%
2,347	Elkem ASA*(2)	7,937
2,382	Equinor ASA	67,936
9,071	Europris ASA(2)	62,924
2,867	Golden Ocean Group Ltd.(1)	27,294
12,196	Norsk Hydro ASA	90,599
5,787	Telenor ASA	67,799
2,909	Veidekke ASA	30,887
2,063	Yara International ASA	89,409
		444,785

The accompanying notes are an integral part of these financial statements.
26

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Philippines - 0.9%
725	Globe Telecom, Inc.	$ 24,858
3,730	International Container Terminal Services, Inc.	14,641
7,890	Manila Electric Co.	45,136
2,525	PLDT, Inc.	65,952
		150,587
	Poland - 0.6%
1,681	Polski Koncern Naftowy ORLEN SA	22,725
10,846	Powszechny Zaklad Ubezpieczen SA	88,318
		111,043
	Russia - 0.0%
698	Gazprom PJSC(3)	—
	Singapore - 1.2%
506	DBS Group Holdings Ltd.	12,559
2,100	Jardine Cycle & Carriage Ltd.	49,406
7,542	Oversea-Chinese Banking Corp. Ltd.	70,170
48	STMicroelectronics NV	2,568
2,900	United Overseas Bank Ltd.	64,912
1,300	Venture Corp. Ltd.	17,277
		216,892
	South Africa - 0.1%
7,058	Woolworths Holdings Ltd.	25,431
	South Korea - 5.4%
46	Coway Co. Ltd.	1,855
220	DB Insurance Co. Ltd.	12,657
1,713	Fila Holdings Corp.	48,027
4,285	GS Holdings Corp.	132,975
626	Hana Financial Group, Inc.	19,571
230	HMM Co. Ltd.	3,595
78	Hyundai Glovis Co. Ltd.	9,497
1,838	Hyundai Marine & Fire Insurance Co. Ltd.	47,720
1,529	Kia Corp.	95,133
1,106	KT&G Corp.	71,278
113	LG Electronics, Inc.	10,008
20	LG Innotek Co. Ltd.	4,156
15,317	LG Uplus Corp.	127,421
27	Orion Corp.	2,833
169	POSCO Holdings, Inc.	47,772
158	Samsung Electro-Mechanics Co. Ltd.	18,533
3,143	Samsung Electronics Co. Ltd.	154,512
125	Samsung Fire & Marine Insurance Co. Ltd.	19,780
391	Samsung SDS Co. Ltd.	34,840
168	Shinsegae, Inc.	27,810
931	SK Hynix, Inc.	63,361
		953,334
	Spain - 0.8%
14,826	Banco Bilbao Vizcaya Argentaria SA	105,844
4,132	Banco Santander SA	15,380
2,258	Iberdrola SA	28,175
		149,399
	Sweden - 3.3%
587	Assa Abloy AB Class B	14,056
976	Axfood AB	23,832
1,009	Boliden AB	39,680
355	Getinge AB Class B	8,651
1,657	H & M Hennes & Mauritz AB Class B	23,621
708	Sandvik AB	15,007
539	Securitas AB Class B	4,797
2,461	Skandinaviska Enskilda Banken AB Class A*	27,139
1,822	SKF AB Class B	35,844
24,947	SSAB AB Class B	177,836
21,169	Telefonaktiebolaget LM Ericsson Class B	123,712
4,659	Volvo AB Class B(1)	96,082
		590,257
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Switzerland - 3.3%
505	Nestle SA	$ 61,614
1,997	Novartis AG	183,097
513	Roche Holding AG	146,535
134	Swatch Group AG	45,970
120	Swisscom AG	76,607
2,816	UBS Group AG	59,461
24	Zurich Insurance Group AG	11,499
		584,783
	Taiwan - 6.5%
87,000	Acer, Inc.	80,435
26,000	ASE Technology Holding Co. Ltd.	96,067
12,000	Asustek Computer, Inc.	107,398
11,000	Catcher Technology Co. Ltd.	68,643
7,000	Gigabyte Technology Co. Ltd.	30,692
19,800	Hon Hai Precision Industry Co. Ltd.	67,631
4,000	International Games System Co. Ltd.	75,146
21,000	Lite-On Technology Corp.	50,556
35,000	Macronix International Co. Ltd.	40,291
14,000	Micro-Star International Co. Ltd.	66,212
9,000	Novatek Microelectronics Corp.	127,548
29,000	Pegatron Corp.	66,386
55,000	Pou Chen Corp.	56,359
21,000	Powertech Technology, Inc.	62,764
1,000	President Chain Store Corp.	8,851
6,000	Quanta Computer, Inc.	17,558
72,000	Wistron Corp.	98,964
1,000	Yang Ming Marine Transport Corp.	2,112
8,000	Zhen Ding Technology Holding Ltd.	29,953
		1,153,566
	Thailand - 2.6%
12,802	Advanced Info Service PCL NVDR	79,369
81,200	AP Thailand PCL NVDR	28,495
19,800	Bangchak Corp. PCL NVDR	17,950
286,400	Bangkok Chain Hospital PCL NVDR	170,860
31,500	Bangkok Dusit Medical Services PCL NVDR	27,175
69,400	Krung Thai Bank PCL NVDR	33,487
5,400	PTT PCL NVDR	4,975
153,800	Supalai PCL NVDR	99,850
		462,161
	Turkey - 1.5%
4,927	BIM Birlesik Magazalar AS	38,168
7,849	Eregli Demir ve Celik Fabrikalari TAS*	14,475
39,356	Haci Omer Sabanci Holding AS	81,111
7,840	KOC Holding AS	31,246
16,706	Turkiye Is Bankasi AS Class C	11,288
43,249	Turkiye Sise ve Cam Fabrikalari AS	95,353
		271,641
	United Kingdom - 5.0%
2,264	3i Group PLC	47,169
23,642	Abrdn PLC	59,487
1,004	AstraZeneca PLC ADR	69,688
5,037	B&M European Value Retail SA	30,025
7,673	BAE Systems PLC	93,222
2,265	GSK PLC ADR	80,589
20,400	HSBC Holdings PLC(1)	138,254
1,897	Imperial Brands PLC	43,721
20,814	J Sainsbury PLC	71,725
24,653	Kingfisher PLC	79,619
6,218	NatWest Group PLC	20,266
1,998	Rio Tinto PLC	135,330
2,499	Standard Chartered PLC	18,978
		888,073
	Total Common Stocks (cost $16,779,798)	$ 17,464,646

The accompanying notes are an integral part of these financial statements.
27

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.8%
	Brazil - 0.7%
43,344	Cia Paranaense de Energia (Preference Shares)		$ 59,328
12,189	Gerdau SA (Preference Shares)		60,797
926	Petroleo Brasileiro SA (Preference Shares)		4,283
			124,408
	Chile - 0.1%
2,435	Embotelladora Andina SA (Preference Shares)		6,314
	Total Preferred Stocks (cost $136,919)		$ 130,722
	Total Long-Term Investments (cost $16,916,717)		$ 17,595,368
SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.1%
32,238	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(4)		$ 32,238
107,462	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(4)		107,462
32,239	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(4)		32,239
32,239	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(4)		32,239
	Total Short-Term Investments (cost $204,178)		$ 204,178
	Total Investments (cost $17,120,895)	100.4%	$ 17,799,546
	Other Assets and Liabilities	(0.4)%	(72,672)
	Total Net Assets	100.0%	$ 17,726,874
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $283,876, representing 1.6% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	06/16/2023	$ 104,825	$ 4,430
Total futures contracts				$ 4,430
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
28

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,560,290	$ 1,560,290	$ —	$ —
Austria	46,606	46,606	—	—
Belgium	19,567	19,567	—	—
Brazil	168,913	168,913	—	—
Canada	876,551	876,551	—	—
China	1,923,126	1,923,126	—	—
Denmark	253,705	253,705	—	—
Finland	58,936	58,936	—	—
France	802,364	802,364	—	—
Germany	470,528	470,528	—	—
Hong Kong	505,678	505,678	—	—
India	84,222	84,222	—	—
Indonesia	361,303	361,303	—	—
Ireland	23,277	23,277	—	—
Israel	443,891	443,891	—	—
Italy	118,226	118,226	—	—
Japan	2,598,799	2,598,799	—	—
Malaysia	416,659	416,659	—	—
Mexico	174,341	174,341	—	—
Netherlands	371,777	371,777	—	—
New Zealand	183,935	183,935	—	—
Norway	444,785	444,785	—	—
Philippines	150,587	150,587	—	—
Poland	111,043	111,043	—	—
Russia	—	—	—	—
Singapore	216,892	216,892	—	—
South Africa	25,431	25,431	—	—
South Korea	953,334	953,334	—	—
Spain	149,399	149,399	—	—
Sweden	590,257	590,257	—	—
Switzerland	584,783	584,783	—	—
Taiwan	1,153,566	1,153,566	—	—
Thailand	462,161	462,161	—	—
Turkey	271,641	271,641	—	—
United Kingdom	888,073	888,073	—	—
Preferred Stocks	130,722	130,722	—	—
Short-Term Investments	204,178	204,178	—	—
Futures Contracts(2)	4,430	4,430	—	—
Total	$ 17,803,976	$ 17,803,976	$ —	$ —

(1)	For the six-month period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
29

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Brazil - 2.7%
2,055	Banco do Brasil SA	$ 15,851
6,993	BB Seguridade Participacoes SA	44,839
6,342	Equatorial Energia SA	33,722
1,093	Hypera SA	8,127
13,204	JBS SA	46,485
2,689	Raia Drogasil SA	12,967
2,499	Suzano SA	20,504
14,431	Telefonica Brasil SA	110,035
5,936	Transmissora Alianca de Energia Eletrica SA	40,777
10,749	Vale SA ADR	169,619
		502,926
	Chile - 0.8%
103,492	Banco de Chile	10,105
1,008	Cia Cervecerias Unidas SA ADR	15,755
13,116	Empresas CMPC SA	22,038
1,552	Empresas COPEC SA	11,013
1,057	Sociedad Quimica y Minera de Chile SA ADR	85,680
		144,591
	China - 20.4%
479,000	Agricultural Bank of China Ltd. Class H	177,567
10,100	Alibaba Group Holding Ltd.*	129,178
22,000	Anhui Conch Cement Co. Ltd. Class H	76,230
4,400	ANTA Sports Products Ltd.	63,898
476,000	Bank of China Ltd. Class B	182,518
221,000	Bank of Communications Co. Ltd. Class H	139,076
231,000	China CITIC Bank Corp. Ltd. Class H	116,236
297,000	China Construction Bank Corp. Class H	192,578
140,000	China Everbright Bank Co. Ltd. Class H	42,446
16,800	China Gas Holdings Ltd.	23,670
25,000	China Life Insurance Co. Ltd. Class H	41,083
6,000	China Longyuan Power Group Corp. Ltd. Class H	6,856
1,000	China Mengniu Dairy Co. Ltd.*	4,102
21,000	China Merchants Bank Co. Ltd. Class H	107,275
225,000	China Minsheng Banking Corp. Ltd. Class H	77,102
22,400	China Pacific Insurance Group Co. Ltd. Class H	59,496
240,000	China Petroleum & Chemical Corp. Class H	141,861
149,000	China Railway Group Ltd. Class H	90,919
36,500	China Shenhua Energy Co. Ltd. Class H	114,848
1,168,000	China Tower Corp. Ltd. Class H(1)	141,351
20,000	China Vanke Co. Ltd. Class H	31,542
23,000	CITIC Ltd.	26,897
126,000	CSPC Pharmaceutical Group Ltd.	123,914
2,900	ENN Energy Holdings Ltd.	39,751
32,000	Guangzhou Automobile Group Co. Ltd. Class H	20,178
10,400	Guotai Junan Securities Co. Ltd. Class H(1)	12,639
34,200	Haier Smart Home Co. Ltd. Class H	107,611
299,000	Industrial & Commercial Bank of China Ltd. Class H	159,214
2,956	JD.com, Inc. Class A	64,769
172,000	Lenovo Group Ltd.	186,243
1,500	Li Ning Co. Ltd.	11,828
1,500	Longfor Group Holdings Ltd.(1)	4,232
530	Meituan Class B*(1)	9,689
2,080	NetEase, Inc.	36,566
9,400	New China Life Insurance Co. Ltd. Class H	22,345
3,000	Nongfu Spring Co. Ltd. Class H(1)	17,255
387,000	People's Insurance Co. Group of China Ltd. Class H	129,165
254,000	PetroChina Co. Ltd. Class H	150,460
88,000	PICC Property & Casualty Co. Ltd. Class H	89,794
20,500	Ping An Insurance Group Co. of China Ltd. Class H	133,447
188,000	Postal Savings Bank of China Co. Ltd. Class H(1)	111,603
37,200	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	59,426
2,400	Tencent Holdings Ltd.	117,952
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	China - 20.4% - (continued)
4,400	Xiaomi Corp. Class B*(1)	$ 6,782
2,000	Yankuang Energy Group Co. Ltd. Class H	7,159
1,429	Yum China Holdings, Inc.	89,855
5,700	Zhuzhou CRRC Times Electric Co. Ltd. Class H	24,797
2,000	Zijin Mining Group Co. Ltd. Class H	3,343
8,000	ZTE Corp. Class H	23,440
488	ZTO Express Cayman, Inc.	13,925
		3,764,111
	Hong Kong - 2.1%
37,500	China Overseas Land & Investment Ltd.	90,574
13,600	China Resources Gas Group Ltd.	50,156
20,000	China Resources Land Ltd.	91,211
26,400	Chow Tai Fook Jewellery Group Ltd.	52,397
192,000	Sino Biopharmaceutical Ltd.	107,618
		391,956
	India - 14.0%
3,439	Axis Bank Ltd.	35,925
968	Bajaj Auto Ltd.	45,757
528	Balkrishna Industries Ltd.	12,538
28,088	Bank of Baroda	57,709
1,506	Bharat Forge Ltd.	14,119
9,852	Bharti Airtel Ltd.	89,790
177	Britannia Industries Ltd.	9,309
7,405	Cipla Ltd.	81,139
45,932	Coal India Ltd.	119,409
315	Divi's Laboratories Ltd.	10,822
1,900	Dr Reddy's Laboratories Ltd. ADR	108,167
387	Eicher Motors Ltd.	13,886
1,455	Embassy Office Parks REIT	5,527
67,383	GAIL India Ltd.	86,214
12,032	HCL Technologies Ltd.	158,887
2,910	Hero MotoCorp Ltd.	83,117
2,263	Hindalco Industries Ltd.	11,162
2,384	Hindustan Unilever Ltd.	74,272
1,099	Housing Development Finance Corp. Ltd.	35,110
1,215	ICICI Bank Ltd. ADR	26,220
37,054	Indian Oil Corp. Ltd.	35,123
1,982	Indraprastha Gas Ltd.	10,339
6,442	Infosys Ltd. ADR	112,348
8,362	ITC Ltd.	39,021
3,239	Jindal Steel & Power Ltd.	21,527
2,638	JSW Steel Ltd.	22,087
3,194	Larsen & Toubro Ltd.	84,111
7,271	Mahindra & Mahindra Ltd.	102,515
434	Maruti Suzuki India Ltd.	43,790
753	Max Healthcare Institute Ltd.*	4,042
399	Mphasis Ltd.	8,718
54	MRF Ltd.	55,225
37,189	NTPC Ltd.	79,236
33,017	Oil & Natural Gas Corp. Ltd.	60,685
14,701	Petronet LNG Ltd.	40,937
45,460	Power Finance Corp. Ltd.	83,942
28,896	Power Grid Corp. of India Ltd.	79,358
57,159	REC Ltd.	80,297
6,722	Sun Pharmaceutical Industries Ltd.	80,411
3,322	Tata Consultancy Services Ltd.	129,590
86,361	Tata Steel Ltd.	109,813
3,867	Tech Mahindra Ltd.	51,846
256	Titan Co. Ltd.	7,834
1,196	Torrent Pharmaceuticals Ltd.	22,370
369	Tube Investments of India Ltd.	11,434
2,023	TVS Motor Co. Ltd.	26,516

The accompanying notes are an integral part of these financial statements.
30

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	India - 14.0% - (continued)
18,363	Vedanta Ltd.	$ 61,324
6,576	Wipro Ltd. ADR	29,526
		2,573,044
	Indonesia - 4.0%
166,100	Adaro Energy Indonesia Tbk PT	32,124
283,400	Astra International Tbk PT	113,401
32,100	Bank Central Asia Tbk PT	18,732
28,800	Bank Mandiri Persero Tbk PT	19,831
227,600	Bank Rakyat Indonesia Persero Tbk PT	71,796
204,000	Bukit Asam Tbk PT	54,284
22,800	Indo Tambangraya Megah Tbk PT	59,910
21,000	Indofood CBP Sukses Makmur Tbk PT	13,970
179,900	Indofood Sukses Makmur Tbk PT	74,386
719,100	Kalbe Farma Tbk PT	100,711
284,500	Perusahaan Gas Negara Tbk PT	26,184
291,200	Sumber Alfaria Trijaya Tbk PT	55,931
250,300	Telkom Indonesia Persero Tbk PT	67,773
7,600	Unilever Indonesia Tbk PT	2,205
16,600	United Tractors Tbk PT	32,216
		743,454
	Malaysia - 3.7%
16,800	Alliance Bank Malaysia Bhd	12,945
4,900	AMMB Holdings Bhd	4,164
79,700	CELCOMDIGI Bhd	78,390
53,146	CIMB Group Holdings Bhd	63,956
2,500	Heineken Malaysia Bhd	15,014
5,600	IHH Healthcare Bhd	7,297
2,200	Kuala Lumpur Kepong Bhd	10,361
51,444	Malayan Banking Bhd	99,915
12,600	Maxis Bhd	11,793
3,400	MISC Bhd	5,563
63,800	Petronas Chemicals Group Bhd	102,225
9,900	Petronas Gas Bhd	36,975
21,600	Public Bank Bhd	19,581
31,364	RHB Bank Bhd	39,663
50,800	Sime Darby Bhd	24,752
7,300	Telekom Malaysia Bhd	8,107
55,200	Tenaga Nasional Bhd	115,467
14,500	TIME dotCom Bhd	18,238
		674,406
	Mexico - 3.7%
8,702	America Movil SAB de CV*	183,177
5,722	Arca Continental SAB de CV	51,776
1,597	Coca-Cola Femsa SAB de CV ADR	128,510
7,636	Fibra Uno Administracion SA de CV REIT	10,670
229	Fomento Economico Mexicano SAB de CV ADR	21,798
2,252	Gruma SAB de CV Class B	33,295
14,700	Grupo Bimbo SAB de CV	73,744
6,314	Grupo Financiero Banorte SAB de CV Class O	53,055
13,284	Kimberly-Clark de Mexico SAB de CV Class A	27,950
24,185	Wal-Mart de Mexico SAB de CV	96,440
		680,415
	Philippines - 2.8%
23,115	ACEN Corp.	2,602
4,685	Bank of the Philippine Islands	8,833
41,206	BDO Unibank, Inc.	97,397
2,123	Globe Telecom, Inc.	72,791
14,540	International Container Terminal Services, Inc.	57,074
4,830	Jollibee Foods Corp.	19,901
8,750	Manila Electric Co.	50,055
37,060	Metropolitan Bank & Trust Co.	39,879
3,950	PLDT, Inc.	103,173
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Philippines - 2.8% - (continued)
3,705	SM Investments Corp.	$ 60,586
3,940	Universal Robina Corp.	10,436
		522,727
	Poland - 2.5%
28	LPP SA	62,265
29,987	Orange Polska SA	47,514
8,685	Polski Koncern Naftowy ORLEN SA	117,411
9,229	Powszechna Kasa Oszczednosci Bank Polski SA	61,098
20,689	Powszechny Zaklad Ubezpieczen SA	168,468
		456,756
	Russia - 0.0%
70,980	Gazprom PJSC*(2)	—
3,097	Gazprom PJSC ADR*(2)	—
310	LUKOIL PJSC*(2)	—
87	LUKOIL PJSC ADR*(2)	—
387	MMC Norilsk Nickel PJSC*(2)	—
7	MMC Norilsk Nickel PJSC ADR*(2)	—
64,472	Sberbank of Russia PJSC*(2)	—
172	Yandex NV Class A*(2)	—
		—
	South Africa - 4.1%
2,954	Absa Group Ltd.	30,265
12,273	FirstRand Ltd.	41,767
1,555	Foschini Group Ltd.	7,971
5,269	Gold Fields Ltd. ADR	70,183
20,797	Growthpoint Properties Ltd. REIT	15,308
9,745	Investec PLC	54,173
670	Mr Price Group Ltd.	5,445
9,153	MTN Group Ltd.*	65,759
3,184	MultiChoice Group	22,138
573	Naspers Ltd. Class N	106,347
14,732	Old Mutual Ltd.	9,798
4,909	Remgro Ltd.	37,194
2,296	Shoprite Holdings Ltd.	28,762
9,294	Standard Bank Group Ltd.	90,523
8,718	Vodacom Group Ltd.	59,966
30,913	Woolworths Holdings Ltd.	111,386
		756,985
	South Korea - 11.9%
2,255	BNK Financial Group, Inc.	11,276
2,201	Coway Co. Ltd.	88,760
725	DB Insurance Co. Ltd.	41,712
364	E-MART, Inc.	29,526
3,157	Fila Holdings Corp.	88,513
2,889	GS Holdings Corp.	89,654
1,811	Hana Financial Group, Inc.	56,618
225	Hankook Tire & Technology Co. Ltd.	6,014
1,739	HMM Co. Ltd.	27,183
369	Hotel Shilla Co. Ltd.	23,101
159	Hyundai Glovis Co. Ltd.	19,358
2,369	Hyundai Marine & Fire Insurance Co. Ltd.	61,506
279	Hyundai Mobis Co. Ltd.	46,291
312	Hyundai Motor Co.	44,217
2,235	Kia Corp.	139,060
1,778	KT&G Corp.	114,586
75	Kumho Petrochemical Co. Ltd.	8,279
73	LG Chem Ltd.	39,925
350	LG Corp.	22,261
1,105	LG Electronics, Inc.	97,866
258	LG Innotek Co. Ltd.	53,608
14,200	LG Uplus Corp.	118,129
164	NCSoft Corp.	46,800

The accompanying notes are an integral part of these financial statements.
31

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	South Korea - 11.9% - (continued)
410	Orion Corp.	$ 43,020
332	POSCO Holdings, Inc.	93,848
299	Samsung C&T Corp.	24,851
693	Samsung Electro-Mechanics Co. Ltd.	81,285
3,821	Samsung Electronics Co. Ltd.	187,843
366	Samsung Fire & Marine Insurance Co. Ltd.	57,914
102	Samsung SDI Co. Ltd.	57,587
813	Samsung SDS Co. Ltd.	72,442
741	Shinhan Financial Group Co. Ltd.	20,121
548	Shinsegae, Inc.	90,712
2,090	SK Hynix, Inc.	142,239
117	SK, Inc.	15,503
3,032	Woori Financial Group, Inc.	26,574
		2,188,182
	Taiwan - 15.7%
118,000	Acer, Inc.	109,096
34,000	ASE Technology Holding Co. Ltd.	125,626
15,000	Asustek Computer, Inc.	134,247
16,000	Catcher Technology Co. Ltd.	99,844
1,815	Cathay Financial Holding Co. Ltd.	2,492
24,000	Cheng Shin Rubber Industry Co. Ltd.	28,810
16,000	China Steel Corp.	16,238
17,000	Chunghwa Telecom Co. Ltd.	66,721
86,000	Compal Electronics, Inc.	71,319
3,000	Delta Electronics, Inc.	29,658
14,000	Far EasTone Telecommunications Co. Ltd.	34,578
2,000	Feng TAY Enterprise Co. Ltd.	12,678
9,600	Fubon Financial Holding Co. Ltd.	17,814
19,000	Gigabyte Technology Co. Ltd.	83,307
46,224	Hon Hai Precision Industry Co. Ltd.	157,888
5,000	International Games System Co. Ltd.	93,932
69,000	Inventec Corp.	72,405
500	Largan Precision Co. Ltd.	35,717
39,245	Lite-On Technology Corp.	94,479
1,025	Lotes Co. Ltd.	30,904
65,000	Macronix International Co. Ltd.	74,826
2,000	MediaTek, Inc.	51,696
21,000	Micro-Star International Co. Ltd.	99,319
7,000	Nan Ya Plastics Corp.	17,818
19,000	Nanya Technology Corp.	41,498
10,000	Novatek Microelectronics Corp.	141,719
41,000	Pegatron Corp.	93,857
100,000	Pou Chen Corp.	102,471
33,000	Powerchip Semiconductor Manufacturing Corp.	35,875
31,000	Powertech Technology, Inc.	92,651
4,000	President Chain Store Corp.	35,405
31,000	Quanta Computer, Inc.	90,717
4,000	Realtek Semiconductor Corp.	50,907
22,044	SinoPac Financial Holdings Co. Ltd.	12,018
31,000	Synnex Technology International Corp.	62,412
16,000	Taiwan Mobile Co. Ltd.	53,075
1,194	Taiwan Semiconductor Manufacturing Co. Ltd.	111,066
25,000	Uni-President Enterprises Corp.	59,036
34,000	United Microelectronics Corp.*	59,072
7,000	Vanguard International Semiconductor Corp.	22,278
31,000	Winbond Electronics Corp.	26,981
93,686	Wistron Corp.	128,771
13,000	WPG Holdings Ltd.	21,434
2,000	Yang Ming Marine Transport Corp.	4,224
21,580	Yuanta Financial Holding Co. Ltd.	15,841
20,000	Zhen Ding Technology Holding Ltd.	74,883
		2,897,603
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.8% - (continued)
	Thailand - 4.6%
24,577	Advanced Info Service PCL NVDR		$ 152,371
66,100	AP Thailand PCL NVDR		23,196
9,400	Bangchak Corp. PCL NVDR		8,522
228,500	Bangkok Chain Hospital PCL NVDR		136,318
138,300	Bangkok Dusit Medical Services PCL NVDR		119,311
51,200	Banpu PCL NVDR		16,171
4,800	Bumrungrad Hospital PCL NVDR		31,724
25,600	CP ALL PCL NVDR		46,416
51,100	Home Product Center PCL NVDR		21,519
43,400	Krung Thai Bank PCL NVDR		20,942
14,800	PTT Exploration & Production PCL NVDR		65,138
60,000	PTT Oil & Retail Business PCL NVDR		37,374
50,100	PTT PCL NVDR		46,151
5,400	Siam Cement PCL NVDR		49,744
103,900	Supalai PCL NVDR		67,454
			842,351
	Turkey - 2.6%
10,280	Akbank TAS		9,072
5,625	Aksa Akrilik Kimya Sanayii AS		21,041
14,283	BIM Birlesik Magazalar AS		110,648
34,641	Eregli Demir ve Celik Fabrikalari TAS*		63,886
21,624	Haci Omer Sabanci Holding AS		44,566
14,436	KOC Holding AS		57,533
2,690	Turk Hava Yollari AO*		16,607
19,270	Turkcell Iletisim Hizmetleri AS		32,105
16,318	Turkiye Is Bankasi AS Class C		11,026
583	Turkiye Petrol Rafinerileri AS		16,100
41,246	Turkiye Sise ve Cam Fabrikalari AS		90,937
			473,521
	United Kingdom - 0.2%
4,915	Pepco Group NV*		47,347
	Total Common Stocks (cost $17,776,678)		$ 17,660,375
PREFERRED STOCKS - 3.3%
	Brazil - 2.5%
12,679	Cia Energetica de Minas Gerais (Preference Shares)		$ 28,608
91,885	Cia Paranaense de Energia (Preference Shares)		125,769
22,779	Gerdau SA (Preference Shares)		113,620
15,127	Itau Unibanco Holding SA (Preference Shares)		73,811
25,558	Itausa SA (Preference Shares)		41,435
16,341	Petroleo Brasileiro SA (Preference Shares)		75,578
			458,821
	Chile - 0.4%
27,826	Embotelladora Andina SA (Preference Shares)		72,151
	Colombia - 0.4%
12,128	Bancolombia SA (Preference Shares)		75,954
	Total Preferred Stocks (cost $602,697)		$ 606,926
	Total Long-Term Investments (cost $18,379,375)		$ 18,267,301
	Total Investments (cost $18,379,375)	99.1%	$ 18,267,301
	Other Assets and Liabilities	0.9%	156,755
	Total Net Assets	100.0%	$ 18,424,056
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
32

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $303,551, representing 1.6% of net assets.
(2)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	06/16/2023	$ 149,325	$ 5,962
Total futures contracts				$ 5,962
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 502,926	$ 502,926	$ —	$ —
Chile	144,591	144,591	—	—
China	3,764,111	3,764,111	—	—
Hong Kong	391,956	391,956	—	—
India	2,573,044	2,573,044	—	—
Indonesia	743,454	743,454	—	—
Malaysia	674,406	674,406	—	—
Mexico	680,415	680,415	—	—
Philippines	522,727	522,727	—	—
Poland	456,756	456,756	—	—
Russia	—	—	—	—
South Africa	756,985	756,985	—	—
South Korea	2,188,182	2,188,182	—	—
Taiwan	2,897,603	2,897,603	—	—
Thailand	842,351	842,351	—	—
Turkey	473,521	473,521	—	—
United Kingdom	47,347	47,347	—	—
Preferred Stocks	606,926	606,926	—	—
Futures Contracts(2)	5,962	5,962	—	—
Total	$ 18,273,263	$ 18,273,263	$ —	$ —

(1)	For the six-month period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
33

Hartford Multifactor Small Cap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.2%
4,903	Garrett Motion, Inc.*	$ 37,557
762	LCI Industries	83,721
1,054	Patrick Industries, Inc.	72,525
4,925	Standard Motor Products, Inc.	181,782
720	Winnebago Industries, Inc.	41,544
		417,129
	Banks - 7.1%
1,623	Ameris Bancorp	59,369
2,345	Associated Banc-Corp.	42,163
1,647	Banner Corp.	89,547
485	Capital City Bank Group, Inc.	14,215
981	Cathay General Bancorp	33,864
1,192	Central Pacific Financial Corp.	21,337
357	City Holding Co.	32,444
560	Community Trust Bancorp, Inc.	21,252
565	Enterprise Financial Services Corp.	25,193
112	Esquire Financial Holdings, Inc.	4,379
708	Farmers National Banc Corp.	8,949
158	First Bancorp	5,612
6,301	First BanCorp	71,958
4,248	First Busey Corp.	86,404
2,163	First Financial Corp.	81,069
1,700	First Hawaiian, Inc.	35,071
312	First Merchants Corp.	10,280
6,000	Fulton Financial Corp.	82,920
240	Great Southern Bancorp, Inc.	12,163
5,153	Hanmi Financial Corp.	95,691
819	Heartland Financial USA, Inc.	31,417
9,391	Heritage Commerce Corp.	78,227
2,891	Heritage Financial Corp.	61,867
2,946	Hilltop Holdings, Inc.	87,408
6,230	Hope Bancorp, Inc.	61,179
2,042	Independent Bank Corp.	36,286
2,546	International Bancshares Corp.	109,020
1,045	Midland States Bancorp, Inc.	22,384
132	National Bank Holdings Corp. Class A	4,417
1,649	NBT Bancorp, Inc.	55,588
5,538	Northwest Bancshares, Inc.	66,622
2,585	OceanFirst Financial Corp.	47,771
1,503	OFG Bancorp	37,485
314	Park National Corp.	37,231
776	Peoples Bancorp, Inc.	19,982
1,431	Preferred Bank	78,433
1,020	Renasant Corp.	31,192
3,411	S&T Bancorp, Inc.	107,276
855	Simmons First National Corp. Class A	14,954
1,461	South Plains Financial, Inc.	31,280
4,470	Towne Bank	119,126
944	TriCo Bancshares	39,261
5,019	TrustCo Bank Corp. NY	160,307
2,662	Trustmark Corp.	65,752
3,451	Univest Financial Corp.	81,927
291	Washington Federal, Inc.	8,765
2,929	WesBanco, Inc.	89,920
		2,418,957
	Capital Goods - 7.3%
88	Alamo Group, Inc.	16,206
537	Apogee Enterprises, Inc.	23,225
2,214	Argan, Inc.	89,600
1,954	BlueLinx Holdings, Inc.*	132,794
4,807	Boise Cascade Co.	304,043
1,933	Encore Wire Corp.	358,243
142	Federal Signal Corp.	7,698
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Capital Goods - 7.3% - (continued)
3,099	GMS, Inc.*	$ 179,401
8,924	GrafTech International Ltd.	43,371
22,073	Hudson Technologies, Inc.*	192,697
2,065	Insteel Industries, Inc.	57,448
185	Kadant, Inc.	38,576
2,016	LSI Industries, Inc.	28,083
676	McGrath RentCorp	63,077
4,737	Mueller Industries, Inc.	348,075
384	MYR Group, Inc.*	48,388
928	Preformed Line Products Co.	118,821
4,336	Quanex Building Products Corp.	93,354
2,026	Rush Enterprises, Inc. Class A	110,620
1,537	Titan Machinery, Inc.*	46,802
1,216	Veritiv Corp.	164,330
218	Wabash National Corp.	5,361
		2,470,213
	Commercial & Professional Services - 4.2%
857	Barrett Business Services, Inc.	75,964
3,203	Brady Corp. Class A	172,097
7,597	Conduent, Inc.*	26,058
1,713	CSG Systems International, Inc.	91,988
1,844	Deluxe Corp.	29,504
6,117	Ennis, Inc.	129,008
556	Healthcare Services Group, Inc.	7,712
4,750	Heidrick & Struggles International, Inc.	144,210
7,375	HNI Corp.	205,320
4,512	Kelly Services, Inc. Class A	74,854
3,164	Kforce, Inc.	200,091
12,329	Resources Connection, Inc.	210,333
1,041	TrueBlue, Inc.*	18,530
322	UniFirst Corp.	56,746
		1,442,415
	Consumer Discretionary Distribution & Retail - 6.1%
7,413	Aaron's Co., Inc.	71,610
4,666	Big 5 Sporting Goods Corp.	35,882
8,071	Buckle, Inc.	288,054
2,136	Build-A-Bear Workshop, Inc.	49,641
4,002	Caleres, Inc.	86,563
1,426	Camping World Holdings, Inc. Class A	29,761
940	Dillard's, Inc. Class A	289,219
763	Group 1 Automotive, Inc.	172,758
8,336	Haverty Furniture Cos., Inc.	266,002
2,990	Hibbett, Inc.	176,350
2,645	J Jill, Inc.*	68,876
690	MarineMax, Inc.*	19,838
3,872	Nordstrom, Inc.(1)	62,997
1,182	ODP Corp.*	53,166
4,662	Sally Beauty Holdings, Inc.*	72,634
1,346	Shoe Carnival, Inc.	34,525
537	Signet Jewelers Ltd.	41,768
360	Sonic Automotive, Inc.	19,562
5,605	Sportsman's Warehouse Holdings, Inc.*	47,530
8,024	Upbound Group, Inc.	196,668
		2,083,404
	Consumer Durables & Apparel - 5.7%
1,574	Acushnet Holdings Corp.	80,180
669	Carter's, Inc.	48,115
537	Century Communities, Inc.	34,325
8,845	Ethan Allen Interiors, Inc.	242,884
553	Green Brick Partners, Inc.*	19,388
343	JAKKS Pacific, Inc.*	5,934
1,285	Johnson Outdoors, Inc. Class A	80,968

The accompanying notes are an integral part of these financial statements.
34

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Consumer Durables & Apparel - 5.7% - (continued)
196	KB Home	$ 7,875
3,613	Kontoor Brands, Inc.	174,833
3,949	La-Z-Boy, Inc.	114,837
8,270	Levi Strauss & Co. Class A	150,762
1,672	MDC Holdings, Inc.	64,991
8,033	Movado Group, Inc.	231,109
1,548	Oxford Industries, Inc.	163,453
15,006	Smith & Wesson Brands, Inc.	184,724
561	Steven Madden Ltd.	20,196
3,955	Sturm Ruger & Co., Inc.	227,175
2,765	Vista Outdoor, Inc.*	76,618
		1,928,367
	Consumer Services - 0.9%
15	Graham Holdings Co. Class B	8,938
13,010	Perdoceo Education Corp.*	174,724
3,117	Stride, Inc.*	122,342
		306,004
	Consumer Staples Distribution & Retail - 3.7%
1,270	Andersons, Inc.	52,476
3,795	Ingles Markets, Inc. Class A	336,617
8,071	SpartanNash Co.	200,161
7,412	Sprouts Farmers Market, Inc.*	259,642
3,294	United Natural Foods, Inc.*	86,797
3,830	Weis Markets, Inc.	324,286
		1,259,979
	Energy - 2.2%
2,196	Arch Resources, Inc.	288,686
4,462	Comstock Resources, Inc.	48,145
1,893	CONSOL Energy, Inc.	110,305
3,004	CVR Energy, Inc.	98,471
555	Dorian LPG Ltd.	11,067
2,498	Peabody Energy Corp.*	63,949
31,407	VAALCO Energy, Inc.	142,274
		762,897
	Equity Real Estate Investment Trusts (REITs) - 3.5%
81	Alexander's, Inc. REIT	15,694
5,291	Alpine Income Property Trust, Inc. REIT	89,048
3,526	Armada Hoffler Properties, Inc. REIT	41,642
2,132	Brandywine Realty Trust REIT	10,084
3,342	BRT Apartments Corp. REIT	65,904
199	Centerspace REIT	10,871
19,907	City Office, Inc. REIT	137,358
593	Corporate Office Properties Trust REIT	14,060
6,301	CTO Realty Growth, Inc. REIT	108,755
40,525	Diversified Healthcare Trust	54,709
4,851	Equity Commonwealth REIT	100,464
71,354	Franklin Street Properties Corp. REIT	112,026
3,381	Getty Realty Corp. REIT	121,818
2,251	Global Net Lease, Inc. REIT	28,948
907	LTC Properties, Inc. REIT	31,863
11,226	LXP Industrial Trust REIT	115,740
3,870	Piedmont Office Realty Trust, Inc. Class A REIT	28,251
4,267	RPT Realty REIT	40,579
542	UMH Properties, Inc. REIT	8,016
868	Universal Health Realty Income Trust REIT	41,760
970	Urstadt Biddle Properties, Inc. Class A, REIT	17,043
		1,194,633
	Financial Services - 4.1%
4,409	A-Mark Precious Metals, Inc.	152,772
9,618	Bridge Investment Group Holdings, Inc. Class A	108,972
497	Cass Information Systems, Inc.	21,525
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Financial Services - 4.1% - (continued)
17,203	Cherry Hill Mortgage Investment Corp. REIT(1)	$ 94,961
2,723	Enact Holdings, Inc.	62,248
431	EVERTEC, Inc.	14,546
3,599	EZCORP, Inc.*	30,951
7,763	Jackson Financial, Inc. Class A	290,414
323	Merchants Bancorp	8,411
4,106	Oppenheimer Holdings, Inc. Class A	160,750
199	PennyMac Financial Services, Inc.	11,862
392	Perella Weinberg Partners	3,567
571	Radian Group, Inc.	12,619
7,685	TPG, Inc.	225,401
12,960	UWM Holdings Corp.(1)	63,634
3,292	Virtu Financial, Inc. Class A	62,219
3,776	Waterstone Financial, Inc.	57,131
		1,381,983
	Food, Beverage & Tobacco - 2.6%
5,476	Cal-Maine Foods, Inc.	333,434
341	Coca-Cola Consolidated, Inc.	182,462
1,196	John B Sanfilippo & Son, Inc.	115,916
1,402	Universal Corp.	74,152
15,703	Vector Group Ltd.	188,593
		894,557
	Health Care Equipment & Services - 7.9%
3,761	AdaptHealth Corp.*	46,749
906	Addus HomeCare Corp.*	96,725
119	Atrion Corp.	74,721
1,145	Avanos Medical, Inc.*	34,052
4,284	Computer Programs & Systems, Inc.*	129,377
876	CorVel Corp.*	166,685
13,343	Cross Country Healthcare, Inc.*	297,816
15,616	DocGo, Inc.*	135,079
2,964	Fulgent Genetics, Inc.*	92,536
2,911	HealthStream, Inc.*	78,888
5,902	Hims & Hers Health, Inc.*	58,548
311	Integer Holdings Corp.*	24,103
3,004	LeMaitre Vascular, Inc.	154,616
1,960	National HealthCare Corp.	113,817
2,383	National Research Corp.	103,684
3,004	NextGen Healthcare, Inc.*	52,300
755	Orthofix Medical, Inc.*	12,646
7,336	Owens & Minor, Inc.*	106,739
12,984	Patterson Cos., Inc.	347,582
1,627	Select Medical Holdings Corp.	42,058
7,740	Sensus Healthcare, Inc.*	40,325
480	Silk Road Medical, Inc.*	18,782
849	UFP Technologies, Inc.*	110,234
2,312	Varex Imaging Corp.*	42,055
10,406	Veradigm, Inc.*	135,798
13,058	Zynex, Inc.*	156,696
		2,672,611
	Household & Personal Products - 0.1%
257	Central Garden & Pet Co. Class A*	10,041
175	Medifast, Inc.	18,142
480	Nu Skin Enterprises, Inc. Class A	18,869
		47,052
	Insurance - 3.8%
3,550	American Equity Investment Life Holding Co.	129,539
497	Assured Guaranty Ltd.	24,984
9,262	CNO Financial Group, Inc.	205,524
4,971	Employers Holdings, Inc.	207,241
32,144	Genworth Financial, Inc. Class A*	161,363
2,498	Horace Mann Educators Corp.	83,633

The accompanying notes are an integral part of these financial statements.
35

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Insurance - 3.8% - (continued)
391	National Western Life Group, Inc. Class A	$ 94,864
1,552	Safety Insurance Group, Inc.	115,655
3,113	Stewart Information Services Corp.	125,610
3,417	Trean Insurance Group, Inc.*	20,912
4,309	United Fire Group, Inc.	114,404
959	Universal Insurance Holdings, Inc.	17,473
		1,301,202
	Materials - 6.1%
3,183	AdvanSix, Inc.	121,813
1,602	Alpha Metallurgical Resources, Inc.	249,912
5,793	FutureFuel Corp.	42,752
3,753	Greif, Inc. Class A	237,828
1,542	Kronos Worldwide, Inc.	14,202
4,309	Mercer International, Inc.	42,120
1,553	Myers Industries, Inc.	33,281
40	NewMarket Corp.	14,599
3,341	Olympic Steel, Inc.	174,434
1,024	Pactiv Evergreen, Inc.	8,192
11,193	Ramaco Resources, Inc.	98,610
7,104	Ryerson Holding Corp.	258,444
2,421	Schnitzer Steel Industries, Inc. Class A	75,293
455	Stepan Co.	46,879
16,582	SunCoke Energy, Inc.	148,906
404	Sylvamo Corp.	18,689
5,220	TimkenSteel Corp.*	95,735
7,873	Tredegar Corp.	71,880
453	Tronox Holdings PLC Class A	6,514
6,477	Warrior Met Coal, Inc.	237,771
971	Worthington Industries, Inc.	62,775
		2,060,629
	Media & Entertainment - 2.2%
709	AMC Networks, Inc. Class A*	12,464
12,054	Entravision Communications Corp. Class A	72,927
5,227	John Wiley & Sons, Inc. Class A	202,651
2,321	Scholastic Corp.	79,425
12,347	Sciplay Corp. Class A*	209,405
725	Shutterstock, Inc.	52,635
2,478	Sinclair Broadcast Group, Inc. Class A	42,522
4,022	Thryv Holdings, Inc.*	92,747
		764,776
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
5,784	Amphastar Pharmaceuticals, Inc.*	216,900
43,552	Assertio Holdings, Inc.*	277,426
18,609	Catalyst Pharmaceuticals, Inc.*	308,537
4,602	Collegium Pharmaceutical, Inc.*	110,402
11,163	Corcept Therapeutics, Inc.*	241,791
10,024	Dynavax Technologies Corp.*	98,335
6,123	Eagle Pharmaceuticals, Inc.*	173,710
1,333	Emergent BioSolutions, Inc.*	13,810
2,748	Harmony Biosciences Holdings, Inc.*	89,722
5,435	Harrow Health, Inc.*	115,005
11,792	Innoviva, Inc.*	132,660
15,258	Ironwood Pharmaceuticals, Inc.*	160,514
5,483	Kiniksa Pharmaceuticals Ltd.*	58,997
2,542	Maravai LifeSciences Holdings, Inc. Class A*	35,613
15,246	Organogenesis Holdings, Inc. Class A*	32,474
10,671	Phibro Animal Health Corp. Class A	163,480
2,813	Prestige Consumer Healthcare, Inc.*	176,178
19,948	Puma Biotechnology, Inc.*	61,639
27,102	SIGA Technologies, Inc.	155,837
7,239	Supernus Pharmaceuticals, Inc.*	262,269
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6% - (continued)
4,020	Vanda Pharmaceuticals, Inc.*	$ 27,296
15,405	Vir Biotechnology, Inc.*	358,474
		3,271,069
	Real Estate Management & Development - 1.7%
16,095	Douglas Elliman, Inc.	50,056
7,522	Forestar Group, Inc.*	117,042
8,407	Kennedy-Wilson Holdings, Inc.	139,472
2,633	Marcus & Millichap, Inc.	84,546
3,514	Newmark Group, Inc. Class A	24,879
5,756	RMR Group, Inc. Class A	151,037
		567,032
	Semiconductors & Semiconductor Equipment - 3.1%
11,800	Amkor Technology, Inc.	307,036
676	Axcelis Technologies, Inc.*	90,077
405	Cohu, Inc.*	15,548
6,170	Kulicke & Soffa Industries, Inc.	325,097
8,648	Magnachip Semiconductor Corp.*	80,254
817	NVE Corp.	67,803
10,042	Photronics, Inc.*	166,496
		1,052,311
	Software & Services - 1.5%
10,075	A10 Networks, Inc.	156,062
2,521	Adeia, Inc.	22,336
631	Consensus Cloud Solutions, Inc.*	21,511
7,665	Hackett Group, Inc.	141,649
1,351	Progress Software Corp.	77,615
18,695	Rimini Street, Inc.*	77,023
		496,196
	Technology Hardware & Equipment - 8.1%
2,453	Aviat Networks, Inc.*	84,530
5,242	Bel Fuse, Inc. Class B	196,994
1,489	Belden, Inc.	129,201
2,401	Benchmark Electronics, Inc.	56,880
4,277	ePlus, Inc.*	209,744
2,605	Immersion Corp.	23,289
867	Kimball Electronics, Inc.*	20,895
4,184	Methode Electronics, Inc.	183,594
1,289	OSI Systems, Inc.*	131,942
1,347	PC Connection, Inc.	60,561
669	Plexus Corp.*	65,274
13,475	Richardson Electronics Ltd.	300,762
4,894	Sanmina Corp.*	298,485
5,697	ScanSource, Inc.*	173,417
3,133	Super Micro Computer, Inc.*	333,821
15,250	Vishay Intertechnology, Inc.	344,955
2,119	Vishay Precision Group, Inc.*	88,489
2,269	Vontier Corp.	62,035
		2,764,868
	Telecommunication Services - 1.2%
1,086	Cogent Communications Holdings, Inc.	69,200
3,909	EchoStar Corp. Class A*	71,496
1,460	IDT Corp. Class B*	49,757
16,705	Telephone & Data Systems, Inc.	175,569
2,816	U.S. Cellular Corp.*	58,376
		424,398
	Transportation - 5.0%
1,744	ArcBest Corp.	161,180
2,981	Covenant Logistics Group, Inc.	105,587
4,285	Eagle Bulk Shipping, Inc.	194,967
13,619	Genco Shipping & Trading Ltd.	213,274
2,268	Hub Group, Inc. Class A*	190,376

The accompanying notes are an integral part of these financial statements.
36

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Transportation - 5.0% - (continued)
3,249	Marten Transport Ltd.		$ 68,067
2,482	Matson, Inc.		148,101
12,649	Schneider National, Inc. Class B		338,361
3,441	Universal Logistics Holdings, Inc.		100,305
4,135	Werner Enterprises, Inc.		188,101
			1,708,319
	Utilities - 0.5%
625	Avista Corp.		26,531
234	Northwest Natural Holding Co.		11,129
1,120	Otter Tail Corp.		80,943
1,082	Unitil Corp.		61,717
			180,320
	Total Common Stocks (cost $36,145,490)		$ 33,871,321
SHORT-TERM INVESTMENTS - 0.6%
	Securities Lending Collateral - 0.6%
30,878	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(2)		$ 30,878
102,924	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(2)		102,924
30,877	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(2)		30,877
30,877	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(2)		30,877
	Total Short-Term Investments (cost $195,556)		$ 195,556
	Total Investments (cost $36,341,046)	100.0%	$ 34,066,877
	Other Assets and Liabilities	(0.0)%	(6,523)
	Total Net Assets	100.0%	$ 34,060,354
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	2	06/16/2023	$ 181,350	$ 5,129
Total futures contracts				$ 5,129
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
37

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 417,129	$ 417,129	$ —	$ —
Banks	2,418,957	2,418,957	—	—
Capital Goods	2,470,213	2,470,213	—	—
Commercial & Professional Services	1,442,415	1,442,415	—	—
Consumer Discretionary Distribution & Retail	2,083,404	2,083,404	—	—
Consumer Durables & Apparel	1,928,367	1,928,367	—	—
Consumer Services	306,004	306,004	—	—
Consumer Staples Distribution & Retail	1,259,979	1,259,979	—	—
Energy	762,897	762,897	—	—
Equity Real Estate Investment Trusts (REITs)	1,194,633	1,194,633	—	—
Financial Services	1,381,983	1,381,983	—	—
Food, Beverage & Tobacco	894,557	894,557	—	—
Health Care Equipment & Services	2,672,611	2,672,611	—	—
Household & Personal Products	47,052	47,052	—	—
Insurance	1,301,202	1,301,202	—	—
Materials	2,060,629	2,060,629	—	—
Media & Entertainment	764,776	764,776	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,271,069	3,271,069	—	—
Real Estate Management & Development	567,032	567,032	—	—
Semiconductors & Semiconductor Equipment	1,052,311	1,052,311	—	—
Software & Services	496,196	496,196	—	—
Technology Hardware & Equipment	2,764,868	2,764,868	—	—
Telecommunication Services	424,398	424,398	—	—
Transportation	1,708,319	1,708,319	—	—
Utilities	180,320	180,320	—	—
Short-Term Investments	195,556	195,556	—	—
Futures Contracts(2)	5,129	5,129	—	—
Total	$ 34,072,006	$ 34,072,006	$ —	$ —

(1)	For the six-month period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
38

Hartford Multifactor US Equity ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.3%
14,132	BorgWarner, Inc.	$ 694,023
13,817	Gentex Corp.	387,290
2,669	Thor Industries, Inc.	212,559
		1,293,872
	Banks - 2.6%
67,332	Bank of America Corp.	1,925,695
5,252	Bank OZK	179,619
33,706	Citigroup, Inc.	1,580,474
14,670	Huntington Bancshares, Inc.	164,304
33,823	JPMorgan Chase & Co.	4,407,475
4,915	M&T Bank Corp.	587,687
15,195	New York Community Bancorp, Inc.	137,363
883	PNC Financial Services Group, Inc.	112,229
3,435	Prosperity Bancshares, Inc.	211,321
7,862	U.S. Bancorp	283,425
1,950	United Bankshares, Inc.	68,640
53,881	Wells Fargo & Co.	2,014,072
		11,672,304
	Capital Goods - 6.1%
15,513	3M Co.	1,630,571
10,330	A O Smith Corp.	714,320
7,454	BWX Technologies, Inc.	469,900
10,108	Carrier Global Corp.	462,441
3,061	Caterpillar, Inc.	700,479
5,251	Cummins, Inc.	1,254,359
5,680	Donaldson Co., Inc.	371,131
30,033	Fastenal Co.	1,619,980
12,717	Ferguson PLC	1,700,899
906	General Dynamics Corp.	206,758
1,727	IDEX Corp.	398,989
4,710	Illinois Tool Works, Inc.	1,146,650
3,313	Lincoln Electric Holdings, Inc.	560,228
3,721	Lockheed Martin Corp.	1,759,028
13,783	Masco Corp.	685,291
24,917	MSC Industrial Direct Co., Inc. Class A	2,093,028
3,716	Northrop Grumman Corp.	1,715,752
14,715	Otis Worldwide Corp.	1,241,946
25,109	PACCAR, Inc.	1,837,979
2,424	Snap-on, Inc.	598,461
8,219	Toro Co.	913,624
1,181	Trane Technologies PLC	217,280
17,031	UFP Industries, Inc.	1,353,454
5,181	Watsco, Inc.	1,648,387
3,117	Watts Water Technologies, Inc. Class A	524,653
2,444	WW Grainger, Inc.	1,683,452
		27,509,040
	Commercial & Professional Services - 1.7%
11,906	Booz Allen Hamilton Holding Corp. Class A	1,103,567
1,253	Broadridge Financial Solutions, Inc.	183,652
4,968	FTI Consulting, Inc.*	980,435
2,756	Jacobs Solutions, Inc.	323,858
20,256	ManpowerGroup, Inc.	1,671,728
7,926	Maximus, Inc.	623,776
2,041	Republic Services, Inc.	275,984
7,347	Robert Half International, Inc.	591,948
22,446	Rollins, Inc.	842,398
527	Verisk Analytics, Inc. Class A	101,110
705	Waste Connections, Inc.	98,044
6,197	Waste Management, Inc.	1,011,165
		7,807,665
	Consumer Discretionary Distribution & Retail - 5.4%
12,466	Academy Sports & Outdoors, Inc.	813,407
16,780	Amazon.com, Inc.*	1,733,206
729	AutoZone, Inc.*	1,791,991
28,772	Best Buy Co., Inc.	2,251,985
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Discretionary Distribution & Retail - 5.4% - (continued)
673	Dick's Sporting Goods, Inc.	$ 95,492
10,706	eBay, Inc.	475,025
24,112	Foot Locker, Inc.	957,005
10,653	Genuine Parts Co.	1,782,353
13,884	Home Depot, Inc.	4,097,446
4,494	LKQ Corp.	255,080
3,327	Lowe's Cos., Inc.	665,300
12,742	Murphy USA, Inc.	3,288,073
2,414	O'Reilly Automotive, Inc.*	2,049,438
2,895	Pool Corp.	991,364
10,876	TJX Cos., Inc.	852,243
9,653	Tractor Supply Co.	2,268,841
		24,368,249
	Consumer Durables & Apparel - 1.2%
9,704	D R Horton, Inc.	947,984
9,173	Garmin Ltd.	925,739
2,499	Lennar Corp. Class A	262,670
7,825	NIKE, Inc. Class B	959,658
172	NVR, Inc.*	958,417
10,280	Ralph Lauren Corp.	1,199,367
5,469	Skechers USA, Inc. Class A*	259,887
		5,513,722
	Consumer Services - 1.6%
3,166	Domino's Pizza, Inc.	1,044,369
29,988	H&R Block, Inc.	1,057,077
12,444	McDonald's Corp.	3,479,467
6,953	Starbucks Corp.	724,016
7,855	Yum! Brands, Inc.	1,037,488
		7,342,417
	Consumer Staples Distribution & Retail - 3.1%
9,122	BJ's Wholesale Club Holdings, Inc.*	693,910
5,421	Casey's General Stores, Inc.	1,173,430
4,938	Costco Wholesale Corp.	2,453,544
4,156	Dollar General Corp.	874,672
80,983	Kroger Co.	3,998,131
2,118	Target Corp.	350,804
30,314	Walmart, Inc.	4,469,799
		14,014,290
	Energy - 3.1%
20,394	Chevron Corp.	3,327,485
940	ConocoPhillips	93,257
128,777	Coterra Energy, Inc.	3,160,188
39,177	Exxon Mobil Corp.	4,296,150
11,535	HF Sinclair Corp.	558,063
3,169	Marathon Petroleum Corp.	427,276
6,547	Phillips 66	663,735
8,410	Valero Energy Corp.	1,174,036
		13,700,190
	Equity Real Estate Investment Trusts (REITs) - 1.3%
2,650	Agree Realty Corp. REIT	181,816
1,103	Alexandria Real Estate Equities, Inc. REIT	138,526
29,719	Americold Realty Trust, Inc. REIT	845,506
412	Crown Castle, Inc. REIT	55,142
12,326	Digital Realty Trust, Inc. REIT	1,211,769
994	Equinix, Inc. REIT	716,714
9,126	Iron Mountain, Inc. REIT	482,857
2,528	PotlatchDeltic Corp. REIT	125,136
4,896	Public Storage REIT	1,479,277
6,589	WP Carey, Inc. REIT	510,318
		5,747,061
	Financial Services - 3.0%
31,045	Bank of New York Mellon Corp.	1,410,685
8,168	Berkshire Hathaway, Inc. Class B*	2,522,033
1,822	Charles Schwab Corp.	95,436

The accompanying notes are an integral part of these financial statements.
39

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Financial Services - 3.0% - (continued)
20,044	Franklin Resources, Inc.	$ 539,985
676	Goldman Sachs Group, Inc.	221,126
19,118	Houlihan Lokey, Inc.	1,672,634
9,769	Interactive Brokers Group, Inc. Class A	806,529
793	Intercontinental Exchange, Inc.	82,702
18,812	Janus Henderson Group PLC	501,152
1,398	Mastercard, Inc. Class A	508,047
3,089	Nasdaq, Inc.	168,876
5,662	Raymond James Financial, Inc.	528,095
8,774	State Street Corp.	664,104
7,490	Visa, Inc. Class A	1,688,695
11,647	Voya Financial, Inc.	832,295
95,555	Western Union Co.	1,065,438
		13,307,832
	Food, Beverage & Tobacco - 4.1%
16,753	Altria Group, Inc.	747,519
6,927	Archer-Daniels-Midland Co.	551,805
20,785	Campbell Soup Co.	1,142,759
29,802	Coca-Cola Co.	1,848,618
21,495	Conagra Brands, Inc.	807,352
52,758	Flowers Foods, Inc.	1,446,097
20,488	General Mills, Inc.	1,750,905
2,958	Hershey Co.	752,545
2,588	Ingredion, Inc.	263,277
10,390	J M Smucker Co.	1,635,074
32,111	Kellogg Co.	2,150,153
3,080	Lancaster Colony Corp.	624,870
19,427	PepsiCo., Inc.	3,541,542
12,184	Philip Morris International, Inc.	1,184,894
		18,447,410
	Health Care Equipment & Services - 4.8%
37,775	Abbott Laboratories	3,825,097
15,599	AmerisourceBergen Corp.	2,497,556
9,720	AMN Healthcare Services, Inc.*	806,371
2,712	Becton Dickinson & Co.	671,328
5,985	Cardinal Health, Inc.	451,868
530	Chemed Corp.	285,008
4,299	Cigna Group	1,098,523
7,704	CVS Health Corp.	572,484
1,895	Elevance Health, Inc.	871,340
5,295	Henry Schein, Inc.*	431,754
7,499	Hologic, Inc.*	605,169
2,788	Humana, Inc.	1,353,462
778	Laboratory Corp. of America Holdings	178,489
4,133	McKesson Corp.	1,471,555
25,091	Premier, Inc. Class A	812,196
16,454	Quest Diagnostics, Inc.	2,327,912
7,070	QuidelOrtho Corp.*	629,866
5,801	UnitedHealth Group, Inc.	2,741,495
		21,631,473
	Household & Personal Products - 1.7%
968	Church & Dwight Co., Inc.	85,581
11,705	Clorox Co.	1,852,199
11,618	Colgate-Palmolive Co.	873,093
11,357	Kimberly-Clark Corp.	1,524,336
22,455	Procter & Gamble Co.	3,338,834
		7,674,043
	Insurance - 5.4%
15,066	Aflac, Inc.	972,058
6,153	Allstate Corp.	681,814
13,255	American International Group, Inc.	667,522
760	Aon PLC Class A	239,620
10,539	Arch Capital Group Ltd.*	715,282
1,480	Arthur J Gallagher & Co.	283,139
31,193	Axis Capital Holdings Ltd.	1,700,642
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 5.4% - (continued)
6,180	Chubb Ltd.	$ 1,200,032
4,065	Erie Indemnity Co. Class A	941,698
2,645	Everest Re Group Ltd.	946,963
16,024	Fidelity National Financial, Inc.	559,718
2,688	First American Financial Corp.	149,614
3,818	Hanover Insurance Group, Inc.	490,613
12,618	Kemper Corp.	689,700
3,610	Loews Corp.	209,452
5,208	Marsh & McLennan Cos., Inc.	867,392
3,571	MetLife, Inc.	206,904
73,722	Old Republic International Corp.	1,840,838
16,441	Principal Financial Group, Inc.	1,221,895
9,640	Progressive Corp.	1,379,099
1,612	RenaissanceRe Holdings Ltd.	322,948
14,428	RLI Corp.	1,917,626
6,288	Selective Insurance Group, Inc.	599,435
10,931	Travelers Cos., Inc.	1,873,683
14,368	Unum Group	568,398
14,153	W R Berkley Corp.	881,166
286	White Mountains Insurance Group Ltd.	393,962
6,931	Willis Towers Watson PLC	1,610,626
		24,131,839
	Materials - 4.6%
3,094	Air Products & Chemicals, Inc.	888,628
43,385	Amcor PLC	493,721
4,804	AptarGroup, Inc.	567,785
4,458	Avery Dennison Corp.	797,670
1,246	Berry Global Group, Inc.	73,389
12,402	CF Industries Holdings, Inc.	899,021
21,393	Commercial Metals Co.	1,046,118
15,340	Dow, Inc.	840,939
2,311	FMC Corp.	282,242
14,803	Graphic Packaging Holding Co.	377,328
26,402	Huntsman Corp.	722,359
43,399	International Paper Co.	1,564,968
4,470	LyondellBasell Industries NV Class A	419,688
31,496	Newmont Corp.	1,543,934
9,289	Nucor Corp.	1,434,872
13,337	Packaging Corp. of America	1,851,576
9,503	Reliance Steel & Aluminum Co.	2,439,800
5,048	RPM International, Inc.	440,388
472	Sherwin-Williams Co.	106,091
26,441	Silgan Holdings, Inc.	1,419,089
11,489	Sonoco Products Co.	700,829
15,768	Steel Dynamics, Inc.	1,782,730
		20,693,165
	Media & Entertainment - 5.3%
24,727	Activision Blizzard, Inc.	2,116,384
30,046	Alphabet, Inc. Class A*	3,116,671
674	Charter Communications, Inc. Class A*	241,029
99,267	Comcast Corp. Class A	3,763,212
19,758	Electronic Arts, Inc.	2,379,851
18,459	Fox Corp. Class A	628,529
20,779	Interpublic Group of Cos., Inc.	773,810
13,571	Meta Platforms, Inc. Class A*	2,876,238
11,529	New York Times Co. Class A	448,247
32,804	News Corp. Class A	566,525
22,687	Omnicom Group, Inc.	2,140,292
139,027	Sirius XM Holdings, Inc.(1)	551,937
88,282	TEGNA, Inc.	1,492,849
3,323	Walt Disney Co.*	332,732
26,372	World Wrestling Entertainment, Inc. Class A	2,406,709
		23,835,015
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
28,187	AbbVie, Inc.	4,492,162

The accompanying notes are an integral part of these financial statements.
40

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2% - (continued)
10,595	Amgen, Inc.	$ 2,561,341
3,952	Biogen, Inc.*	1,098,775
39,460	Bristol-Myers Squibb Co.	2,734,973
6,404	Danaher Corp.	1,614,064
12,519	Eli Lilly & Co.	4,299,275
46,048	Gilead Sciences, Inc.	3,820,602
4,438	Horizon Therapeutics PLC*	484,363
24,836	Incyte Corp.*	1,794,898
31,286	Johnson & Johnson	4,849,330
52,309	Merck & Co., Inc.	5,565,154
7,953	Moderna, Inc.*	1,221,422
49,411	Organon & Co.	1,162,147
123,214	Pfizer, Inc.	5,027,131
4,001	Regeneron Pharmaceuticals, Inc.*	3,287,502
3,757	Thermo Fisher Scientific, Inc.	2,165,422
3,476	United Therapeutics Corp.*	778,485
5,154	Vertex Pharmaceuticals, Inc.*	1,623,871
186,613	Viatris, Inc.	1,795,217
475	Waters Corp.*	147,074
		50,523,208
	Semiconductors & Semiconductor Equipment - 4.5%
3,292	Analog Devices, Inc.	649,248
2,014	Applied Materials, Inc.	247,380
5,995	Broadcom, Inc.	3,846,032
11,199	Cirrus Logic, Inc.*	1,224,947
2,952	Diodes, Inc.*	273,828
82,302	Intel Corp.	2,688,806
2,842	KLA Corp.	1,134,441
675	Lam Research Corp.	357,831
7,537	Micron Technology, Inc.	454,783
3,531	NVIDIA Corp.	980,806
10,091	Power Integrations, Inc.	854,102
12,869	QUALCOMM, Inc.	1,641,827
7,562	Rambus, Inc.*	387,628
12,349	Skyworks Solutions, Inc.	1,456,935
6,932	Teradyne, Inc.	745,259
17,259	Texas Instruments, Inc.	3,210,347
		20,154,200
	Software & Services - 7.9%
13,927	Accenture PLC Class A	3,980,476
8,244	Adobe, Inc.*	3,176,990
28,454	Akamai Technologies, Inc.*	2,227,948
2,771	Black Knight, Inc.*	159,499
18,569	Box, Inc. Class A*	497,463
2,908	Cadence Design Systems, Inc.*	610,942
34,157	Cognizant Technology Solutions Corp. Class A	2,081,186
23,037	Dolby Laboratories, Inc. Class A	1,967,821
106,998	Dropbox, Inc. Class A*	2,313,297
813	Fair Isaac Corp.*	571,287
2,389	Gartner, Inc.*	778,265
16,935	Gen Digital, Inc.	290,605
16,403	International Business Machines Corp.	2,150,269
15,218	Microsoft Corp.	4,387,349
33,308	Oracle Corp.	3,094,979
2,013	Roper Technologies, Inc.	887,109
8,057	Salesforce, Inc.*	1,609,627
263	Synopsys, Inc.*	101,584
12,511	VeriSign, Inc.*	2,643,950
8,558	VMware, Inc. Class A*	1,068,466
9,794	Zoom Video Communications, Inc. Class A*	723,189
		35,322,301
	Technology Hardware & Equipment - 9.9%
35,640	Allison Transmission Holdings, Inc.	1,612,354
15,014	Amphenol Corp. Class A	1,226,944
24,361	Apple, Inc.	4,017,129
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 9.9% - (continued)
924	Arista Networks, Inc.*	$ 155,103
10,055	Arrow Electronics, Inc.*	1,255,568
59,295	Avnet, Inc.	2,680,134
7,931	CDW Corp.	1,545,673
112,541	Cisco Systems, Inc.	5,883,081
60,488	Corning, Inc.	2,134,017
59,497	Dell Technologies, Inc. Class C	2,392,374
8,187	Fabrinet *	972,288
164,707	Hewlett Packard Enterprise Co.	2,623,783
93,584	HP, Inc.	2,746,690
5,888	Insight Enterprises, Inc.*	841,748
4,979	IPG Photonics Corp.*	613,961
16,726	Jabil, Inc.	1,474,564
56,965	Juniper Networks, Inc.	1,960,735
13,594	Keysight Technologies, Inc.*	2,195,159
8,064	Motorola Solutions, Inc.	2,307,352
17,213	National Instruments Corp.	902,133
45,446	NetApp, Inc.	2,901,727
26,452	Seagate Technology Holdings PLC	1,749,006
3,407	TE Connectivity Ltd.	446,828
		44,638,351
	Telecommunication Services - 2.7%
203,097	AT&T, Inc.	3,909,617
13,500	Liberty Global PLC Class C*	275,130
104,235	Lumen Technologies, Inc.	276,223
9,254	T-Mobile U.S., Inc.*	1,340,349
159,774	Verizon Communications, Inc.	6,213,611
		12,014,930
	Transportation - 3.3%
24,587	CH Robinson Worldwide, Inc.	2,443,210
27,653	Expeditors International of Washington, Inc.	3,045,148
857	FedEx Corp.	195,816
6,440	JB Hunt Transport Services, Inc.	1,129,963
26,303	Knight-Swift Transportation Holdings, Inc.	1,488,224
16,302	Landstar System, Inc.	2,922,297
549	Old Dominion Freight Line, Inc.	187,121
14,726	Ryder System, Inc.	1,314,148
5,608	U-Haul Holding Co.	334,517
9,329	United Parcel Service, Inc. Class B	1,809,733
		14,870,177
	Utilities - 4.8%
12,313	Ameren Corp.	1,063,720
13,833	American Electric Power Co., Inc.	1,258,665
2,989	American Water Works Co., Inc.	437,859
9,642	Atmos Energy Corp.	1,083,375
19,654	CMS Energy Corp.	1,206,363
22,547	Consolidated Edison, Inc.	2,157,072
4,802	Dominion Energy, Inc.	268,480
10,863	Duke Energy Corp.	1,047,954
9,327	Edison International	658,393
3,629	Entergy Corp.	390,988
8,461	Evergy, Inc.	517,136
9,931	Eversource Energy	777,200
5,779	Exelon Corp.	242,082
20,032	FirstEnergy Corp.	802,482
33,009	Hawaiian Electric Industries, Inc.	1,267,546
2,286	IDACORP, Inc.	247,642
15,155	National Fuel Gas Co.	875,050
22,280	NRG Energy, Inc.	763,981
19,694	OGE Energy Corp.	741,676
591	ONE Gas, Inc.	46,825
1,464	Pinnacle West Capital Corp.	116,007
14,962	Portland General Electric Co.	731,492
14,615	PPL Corp.	406,151
10,418	Southern Co.	724,884

The accompanying notes are an integral part of these financial statements.
41

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Utilities - 4.8% - (continued)
13,753	Spire, Inc.		$ 964,635
15,307	UGI Corp.		532,071
12,268	WEC Energy Group, Inc.		1,162,884
16,803	Xcel Energy, Inc.		1,133,194
			21,625,807
	Total Common Stocks (cost $439,515,319)		$ 447,838,561
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
85,214	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(2)		$ 85,214
284,045	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(2)		284,045
85,214	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(2)		85,214
85,213	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(2)		85,213
	Total Short-Term Investments (cost $539,686)		$ 539,686
	Total Investments (cost $440,055,005)	99.7%	$ 448,378,247
	Other Assets and Liabilities	0.3%	1,457,577
	Total Net Assets	100.0%	$ 449,835,824
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	9	06/16/2023	$ 1,861,988	$ 103,044
Total futures contracts				$ 103,044
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
42

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,293,872	$ 1,293,872	$ —	$ —
Banks	11,672,304	11,672,304	—	—
Capital Goods	27,509,040	27,509,040	—	—
Commercial & Professional Services	7,807,665	7,807,665	—	—
Consumer Discretionary Distribution & Retail	24,368,249	24,368,249	—	—
Consumer Durables & Apparel	5,513,722	5,513,722	—	—
Consumer Services	7,342,417	7,342,417	—	—
Consumer Staples Distribution & Retail	14,014,290	14,014,290	—	—
Energy	13,700,190	13,700,190	—	—
Equity Real Estate Investment Trusts (REITs)	5,747,061	5,747,061	—	—
Financial Services	13,307,832	13,307,832	—	—
Food, Beverage & Tobacco	18,447,410	18,447,410	—	—
Health Care Equipment & Services	21,631,473	21,631,473	—	—
Household & Personal Products	7,674,043	7,674,043	—	—
Insurance	24,131,839	24,131,839	—	—
Materials	20,693,165	20,693,165	—	—
Media & Entertainment	23,835,015	23,835,015	—	—
Pharmaceuticals, Biotechnology & Life Sciences	50,523,208	50,523,208	—	—
Semiconductors & Semiconductor Equipment	20,154,200	20,154,200	—	—
Software & Services	35,322,301	35,322,301	—	—
Technology Hardware & Equipment	44,638,351	44,638,351	—	—
Telecommunication Services	12,014,930	12,014,930	—	—
Transportation	14,870,177	14,870,177	—	—
Utilities	21,625,807	21,625,807	—	—
Short-Term Investments	539,686	539,686	—	—
Futures Contracts(2)	103,044	103,044	—	—
Total	$ 448,481,291	$ 448,481,291	$ —	$ —

(1)	For the six-month period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
43

Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
44

Hartford Multifactor ETFs
 Statements of Assets and Liabilities
March 31, 2023 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$ 6,180,531	$ 8,415,925	$ 1,536,394,730	$ 17,799,546	$ 18,267,301	$ 34,066,877	$ 448,378,247
Cash	5,187	3,389	5,700,215	51,746	14,208	117,302	1,381,799
Cash collateral due from broker on futures contracts	—	—	740,000	6,000	13,000	41,000	150,000
Cash collateral held for securities on loan	—	3,541	2,724,100	10,746	—	10,292	28,405
Foreign currency	—	—	5,183,420	43,889	21,309	819	—
Receivables:
Investment securities sold	—	—	—	70	—	—	1,990,265
Dividends and interest	7,471	8,645	8,421,508	86,965	122,300	36,714	512,795
Securities lending income	—	133	54,251	668	57	353	3,530
Variation margin on futures contracts	—	—	80,530	440	—	3,331	26,002
Tax reclaims	—	—	3,613,965	11,173	7,543	1,104	—
Total assets	6,193,189	8,431,633	1,562,912,719	18,011,243	18,445,718	34,277,792	452,471,043
Liabilities:
Obligation to return securities lending collateral	—	70,822	54,482,010	214,924	—	205,848	568,091
Payables:
Investment securities purchased	—	—	—	65,168	12,014	—	—
Fund shares redeemed	—	—	—	—	—	—	1,994,837
Investment management fees	972	3,065	366,950	4,277	9,304	11,590	72,291
Variation margin on futures contracts	—	—	—	—	344	—	—
Total liabilities	972	73,887	54,848,960	284,369	21,662	217,438	2,635,219
Net assets	$ 6,192,217	$ 8,357,746	$ 1,508,063,759	$ 17,726,874	$ 18,424,056	$ 34,060,354	$ 449,835,824
Summary of Net Assets:
Paid-in-capital	$ 6,005,611	$ 11,548,240	$ 1,836,909,046	$ 18,724,206	$ 37,982,437	$ 42,185,722	$ 477,650,212
Distributable earnings (loss)	186,606	(3,190,494)	(328,845,287)	(997,332)	(19,558,381)	(8,125,368)	(27,814,388)
Net assets	6,192,217	8,357,746	1,508,063,759	17,726,874	18,424,056	34,060,354	449,835,824
Net asset value per share	41.28	23.88	26.34	25.32	20.47	35.85	39.90
Shares issued and outstanding	150,000	350,000	57,250,000	700,000	900,000	950,000	11,275,000
Cost of investments	$ 5,963,828	$ 8,728,577	$ 1,504,032,497	$ 17,120,895	$ 18,379,375	$ 36,341,046	$ 440,055,005
Cost of foreign currency	$ —	$ —	$ 5,184,601	$ 43,803	$ 21,289	$ 799	$ —
(1) Includes Investment in securities on loan, at market value	$ —	$ 71,350	$ 54,994,593	$ 491,624	$ —	$ 198,209	$ 546,415
The accompanying notes are an integral part of these financial statements.
45

Hartford Multifactor ETFs
 Statements of Operations
For the Six-Month Period Ended March 31, 2023 (Unaudited)

	Hartford Disciplined US Equity ETF(1)	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$ 48,454	$ 103,821	$ 26,549,887	$ 329,273	$ 405,270	$ 502,504	$ 5,067,241
Interest	103	188	97,176	949	1,385	1,486	27,367
Securities lending	—	1,302	325,858	3,528	57	2,979	42,069
Less: Foreign tax withheld	(4)	(63)	(2,701,573)	(36,766)	(52,768)	(351)	(359)
Total investment income, net	48,553	105,248	24,271,348	296,984	353,944	506,618	5,136,318
Expenses:
Investment management fees	3,706	22,490	2,063,346	24,447	62,942	56,489	421,463
Total expenses	3,706	22,490	2,063,346	24,447	62,942	56,489	421,463
Net Investment Income (Loss)	44,847	82,758	22,208,002	272,537	291,002	450,129	4,714,855
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(36,648) (2)	(709,627) (2)	(29,735,739) (2)	(489,777)	(993,306) (2)	(634,616) (2)	7,309,481 (2)
Less: Foreign taxes paid on realized capital gains	—	—	—	—	(17)	—	—
Futures contracts	—	—	339,054	5,747	(10,952)	(11,755)	(153,411)
Other foreign currency transactions	—	—	403,315	2,621	(20,698)	58	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(36,648)	(709,627)	(28,993,370)	(481,409)	(1,024,973)	(646,313)	7,156,070
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	216,703	2,975,854	273,006,026	3,212,637	4,362,942	2,591,348	40,049,551
Futures contracts	—	—	1,837,311	15,722	23,533	13,934	175,767
Translation of other assets and liabilities in foreign currencies	—	—	380,992	1,475	1,672	113	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	216,703	2,975,854	275,224,329	3,229,834	4,388,147	2,605,395	40,225,318
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	180,055	2,266,227	246,230,959	2,748,425	3,363,174	1,959,082	47,381,388
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 224,902	$ 2,348,985	$ 268,438,961	$ 3,020,962	$ 3,654,176	$ 2,409,211	$ 52,096,243

(1)	Commenced operations on November 16, 2022.
(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
46

Hartford Multifactor ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF
	For the Period Ended March 31, 2023 (Unaudited)(1)	For the Six-Month Period Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income (loss)	$ 44,847	$ 82,758	$ 338,771
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(36,648)	(709,627)	(1,692,777)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	216,703	2,975,854	(3,008,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	224,902	2,348,985	(4,362,048)
Distributions to Shareholders	(38,296)	(108,975)	(331,873)
Fund Share Transactions:
Sold	7,014,638	1,212,616	—
Redeemed	(1,009,027)	(15,401,902)	—
Net increase (decrease) from capital share transactions	6,005,611	(14,189,286)	—
Net Increase (Decrease) in Net Assets	6,192,217	(11,949,276)	(4,693,921)
Net Assets:
Beginning of period	—	20,307,022	25,000,943
End of period	$ 6,192,217	$ 8,357,746	$ 20,307,022

(1)	Commenced operations on November 16, 2022.
The accompanying notes are an integral part of these financial statements.
47

Hartford Multifactor ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Diversified International ETF
	For the Six-Month Period Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six-Month Period Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income (loss)	$ 22,208,002	$ 63,572,608	$ 272,537	$ 546,429
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(28,993,370)	(22,150,367)	(481,409)	(868,886)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	275,224,329	(441,549,526)	3,229,834	(2,962,160)
Net Increase (Decrease) in Net Assets Resulting from Operations	268,438,961	(400,127,285)	3,020,962	(3,284,617)
Distributions to Shareholders	(13,600,043)	(85,500,016)	(455,000)	(356,579)
Fund Share Transactions:
Sold	86,834,175	40,163,437	—	13,090,156
Redeemed	(79,878,401)	(254,199,335)	—	—
Other Capital	7,462	—	—	5,215
Net increase (decrease) from capital share transactions	6,963,236	(214,035,898)	—	13,095,371
Net Increase (Decrease) in Net Assets	261,802,154	(699,663,199)	2,565,962	9,454,175
Net Assets:
Beginning of period	1,246,261,605	1,945,924,804	15,160,912	5,706,737
End of period	$ 1,508,063,759	$ 1,246,261,605	$ 17,726,874	$ 15,160,912
The accompanying notes are an integral part of these financial statements.
48

Hartford Multifactor ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Small Cap ETF
	For the Six-Month Period Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six-Month Period Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income (loss)	$ 291,002	$ 1,841,002	$ 450,129	$ 612,759
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,024,973)	(4,857,551)	(646,313)	(472,299)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	4,388,147	(6,508,319)	2,605,395	(4,964,348)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,654,176	(9,524,868)	2,409,211	(4,823,888)
Distributions to Shareholders	(985,001)	(1,765,068)	(421,458)	(599,785)
Fund Share Transactions:
Sold	6,121,117	10,426,231	15,268,060	17,906,046
Redeemed	(15,969,414)	(15,554,279)	(10,649,091)	(9,800,494)
Other Capital	48,147	60,187	—	—
Net increase (decrease) from capital share transactions	(9,800,150)	(5,067,861)	4,618,969	8,105,552
Net Increase (Decrease) in Net Assets	(7,130,975)	(16,357,797)	6,606,722	2,681,879
Net Assets:
Beginning of period	25,555,031	41,912,828	27,453,632	24,771,753
End of period	$ 18,424,056	$ 25,555,031	$ 34,060,354	$ 27,453,632
The accompanying notes are an integral part of these financial statements.
49

Hartford Multifactor ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income (loss)	$ 4,714,855	$ 6,704,400
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	7,156,070	19,824,171
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	40,225,318	(64,175,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,096,243	(37,647,309)
Distributions to Shareholders	(4,872,939)	(6,307,270)
Fund Share Transactions:
Sold	173,642,554	168,676,690
Redeemed	(104,771,405)	(176,940,930)
Net increase (decrease) from capital share transactions	68,871,149	(8,264,240)
Net Increase (Decrease) in Net Assets	116,094,453	(52,218,819)
Net Assets:
Beginning of period	333,741,371	385,960,190
End of period	$ 449,835,824	$ 333,741,371
The accompanying notes are an integral part of these financial statements.
50

Hartford Multifactor ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF(5)
For the Period Ended March 31, 2023 (Unaudited)
$ 40.00	$ 0.34	$ 1.22	$ 1.56	$ —	$ (0.28)	$ (0.28)	$ 41.28	3.93% (6)	$ 6,192	0.19% (7)	0.19% (7)	2.30% (7)	35% (8)
Hartford Longevity Economy ETF
For the Six-Month Period Ended March 31, 2023 (Unaudited)
$ 21.38	$ 0.19	$ 2.66	$ 2.85	$ —	$ (0.35)	$ (0.35)	$ 23.88	13.39% (6)	$ 8,358	0.44% (7)	0.44% (7)	1.62% (7)	25%
For the Year Ended September 30, 2022
$ 26.32	$ 0.36	$ (4.95)	$ (4.59)	$ —	$ (0.35)	$ (0.35)	$ 21.38	(17.63)%	$ 20,307	0.44%	0.44%	1.40%	63%
For the Period Ended September 30, 2021(9)
$ 25.00	$ 0.18	$ 1.22	$ 1.40	$ —	$ (0.08)	$ (0.08)	$ 26.32	5.58% (6)	$ 25,001	0.44% (7)	0.44% (7)	1.23% (7)	70% (10)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended March 31, 2023 (Unaudited)
$ 21.86	$ 0.39	$ 4.33	$ 4.72	$ —	$ (0.24)	$ (0.24)	$ 26.34	21.64% (6)	$ 1,508,064	0.29% (7)	0.29% (7)	3.12% (7)	18%
For the Year Ended September 30, 2022
$ 30.26	$ 1.07	$ (8.03)	$ (6.96)	$ —	$ (1.44)	$ (1.44)	$ 21.86	(23.89)%	$ 1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$ 25.89	$ 0.99	$ 4.37	$ 5.36	$ —	$ (0.99)	$ (0.99)	$ 30.26	20.81%	$ 1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$ 27.76	$ 0.68	$ (1.79)	$ (1.11)	$ —	$ (0.76)	$ (0.76)	$ 25.89	(4.04)%	$ 2,001,148	0.29%	0.29%	2.60%	57%
For the Year Ended September 30, 2019
$ 28.97	$ 0.98	$ (1.51)	$ (0.53)	$ —	$ (0.68)	$ (0.68)	$ 27.76	(1.78)%	$ 2,335,688	0.29%	0.29%	3.56%	63%
For the Year Ended September 30, 2018
$ 28.24	$ 0.91	$ 0.45(11)	$ 1.36	$ 0.00 (12)	$ (0.63)	$ (0.63)	$ 28.97	4.85%	$ 811,066	0.31%	0.31%	3.17%	47%
Hartford Multifactor Diversified International ETF
For the Six-Month Period Ended March 31, 2023 (Unaudited)
$ 21.66	$ 0.39	$ 3.92	$ 4.31	$ —	$ (0.65)	$ (0.65)	$ 25.32	20.06% (6)	$ 17,727	0.29% (7)	0.29% (7)	3.23% (7)	27%
For the Year Ended September 30, 2022
$ 28.53	$ 1.56	$ (7.11)	$ (5.55)	$ 0.01	$ (1.33)	$ (1.33)	$ 21.66	(20.34)%	$ 15,161	0.29%	0.29%	6.09%	65%
For the Year Ended September 30, 2021
$ 23.64	$ 1.13	$ 4.75	$ 5.88	$ —	$ (0.99)	$ (0.99)	$ 28.53	25.06%	$ 5,707	0.29%	0.29%	4.09%	89%
For the Year Ended September 30, 2020
$ 26.84	$ 0.75	$ (3.13)	$ (2.38)	$ —	$ (0.82)	$ (0.82)	$ 23.64	(9.03)%	$ 4,728	0.29%	0.29%	3.06%	156%
For the Year Ended September 30, 2019
$ 27.35	$ 0.69	$ (0.51)	$ 0.18	$ —	$ (0.69)	$ (0.69)	$ 26.84	0.81%	$ 5,368	0.29%	0.29%	2.64%	38%
For the Year Ended September 30, 2018
$ 26.58	$ 0.65	$ 0.71	$ 1.36	$ —	$ (0.59)	$ (0.59)	$ 27.35	5.16%	$ 5,470	0.33%	0.33%	2.37%	35%
Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended March 31, 2023 (Unaudited)
$ 18.25	$ 0.20	$ 2.69	$ 2.89	$ 0.03	$ (0.70)	$ (0.70)	$ 20.47	16.23% (6)	$ 18,424	0.44% (7)	0.44% (7)	2.03% (7)	41%
For the Year Ended September 30, 2022
$ 24.65	$ 1.02	$ (6.43)	$ (5.41)	$ 0.03	$ (1.02)	$ (1.02)	$ 18.25	(22.60)%	$ 25,555	0.44%	0.44%	4.55%	70%
The accompanying notes are an integral part of these financial statements.
51

Hartford Multifactor ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Emerging Markets ETF – (continued)
For the Year Ended September 30, 2021
$ 19.58	$ 0.69	$ 5.10	$ 5.79	$ 0.01	$ (0.73)	$ (0.73)	$ 24.65	29.81%	$ 41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$ 22.20	$ 0.58	$ (2.37)	$ (1.79)	$ 0.01	$ (0.84)	$ (0.84)	$ 19.58	(8.34)%	$ 43,086	0.44%	0.44%	2.80%	77%
For the Year Ended September 30, 2019
$ 23.24	$ 0.66	$ (1.12)	$ (0.46)	$ 0.03	$ (0.61)	$ (0.61)	$ 22.20	(1.90)%	$ 68,823	0.49%	0.49%	2.89%	78%
For the Year Ended September 30, 2018
$ 24.34	$ 0.60	$ (1.24)	$ (0.64)	$ 0.01	$ (0.47)	$ (0.47)	$ 23.24	(2.64)%	$ 65,080	0.52%	0.52%	2.42%	25%
Hartford Multifactor Small Cap ETF
For the Six-Month Period Ended March 31, 2023 (Unaudited)
$ 32.30	$ 0.49	$ 3.54	$ 4.03	$ —	$ (0.48)	$ (0.48)	$ 35.85	12.49% (6)	$ 34,060	0.34% (7)	0.34% (7)	2.71% (7)	26%
For the Year Ended September 30, 2022
$ 38.11	$ 0.82	$ (5.81)	$ (4.99)	$ —	$ (0.82)	$ (0.82)	$ 32.30	(13.38)%	$ 27,454	0.34%	0.34%	2.17%	52%
For the Year Ended September 30, 2021
$ 25.74	$ 0.54	$ 12.37	$ 12.91	$ —	$ (0.54)	$ (0.54)	$ 38.11	50.39%	$ 24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$ 28.55	$ 0.41	$ (2.34)	$ (1.93)	$ 0.00 (12)	$ (0.88)	$ (0.88)	$ 25.74	(7.05)%	$ 7,723	0.35%	0.35%	1.52%	158%
For the Year Ended September 30, 2019
$ 31.78	$ 0.81	$ (3.23)	$ (2.42)	$ 0.00 (12)	$ (0.81)	$ (0.81)	$ 28.55	(7.46)%	$ 17,133	0.39%	0.39%	2.80%	50%
For the Year Ended September 30, 2018
$ 30.25	$ 0.72	$ 1.54	$ 2.26	$ 0.00 (12)	$ (0.73)	$ (0.73)	$ 31.78	7.52%	$ 22,243	0.44%	0.44%	2.26%	41%
Hartford Multifactor US Equity ETF
For the Six-Month Period Ended March 31, 2023 (Unaudited)
$ 35.32	$ 0.42	$ 4.59	$ 5.01	$ —	$ (0.43)	$ (0.43)	$ 39.90	14.22% (6)	$ 449,836	0.19% (7)	0.19% (7)	2.13% (7)	25%
For the Year Ended September 30, 2022
$ 39.89	$ 0.73	$ (4.60)	$ (3.87)	$ —	$ (0.70)	$ (0.70)	$ 35.32	(9.89)%	$ 333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$ 31.76	$ 0.57	$ 8.22	$ 8.79	$ —	$ (0.66)	$ (0.66)	$ 39.89	27.83%	$ 385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$ 32.20	$ 0.70	$ (0.45)	$ 0.25	$ —	$ (0.69)	$ (0.69)	$ 31.76	0.92%	$ 245,361	0.19%	0.19%	2.25%	71%
For the Year Ended September 30, 2019
$ 33.01	$ 0.73	$ (0.89)(11)	$ (0.16)	$ —	$ (0.65)	$ (0.65)	$ 32.20	(0.31)%	$ 307,491	0.19%	0.19%	2.35%	81%
For the Year Ended September 30, 2018
$ 28.77	$ 0.57	$ 4.15	$ 4.72	$ —	$ (0.48)	$ (0.48)	$ 33.01	16.47%	$ 173,304	0.21%	0.21%	1.80%	36%

The accompanying notes are an integral part of these financial statements.
52

Hartford Multifactor ETFs
Financial Highlights – (continued)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Commenced operations on November 16, 2022.
(6)	Not annualized.
(7)	Annualized.
(8)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through March 31, 2023.
(9)	Commenced operations on March 16, 2021.
(10)	Reflects the Fund's portfolio turnover for the period March 16, 2021 through September 30, 2021.
(11)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(12)	Per share amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.
53

Hartford Multifactor ETFs
 Notes to Financial Statements
 March 31, 2023 (Unaudited)

1.	Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of seven operational series as of March 31, 2023. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Longevity Economy ETF (the "Longevity Economy ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Diversified International ETF (the "Multifactor Diversified International ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Disciplined US Equity ETF commenced operations on November 16, 2022. Longevity Economy ETF commenced operations on March 16, 2021. Multifactor Diversified International ETF commenced operations on May 10, 2017. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Multifactor Diversified International ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
54

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment
55

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF and Multifactor Emerging Markets ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor US Equity ETF and Multifactor Small Cap ETF is to pay dividends from net investment income and realized gains, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
56

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended March 31, 2023, each of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)	Additional Derivative Instrument Information:
Multifactor Developed Markets (ex-US) ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 581,373	$ —	$ 581,373
Total	$ —	$ —	$ —	$ 581,373	$ —	$ 581,373

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 339,054	$ —	$ 339,054
Total	$ —	$ —	$ —	$ 339,054	$ —	$ 339,054
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 1,837,311	$ —	$ 1,837,311
Total	$ —	$ —	$ —	$ 1,837,311	$ —	$ 1,837,311
For the period ended March 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	111
57

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

Multifactor Diversified International ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 4,430	$ —	$ 4,430
Total	$ —	$ —	$ —	$ 4,430	$ —	$ 4,430

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 5,747	$ —	$ 5,747
Total	$ —	$ —	$ —	$ 5,747	$ —	$ 5,747
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 15,722	$ —	$ 15,722
Total	$ —	$ —	$ —	$ 15,722	$ —	$ 15,722
For the period ended March 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 5,962	$ —	$ 5,962
Total	$ —	$ —	$ —	$ 5,962	$ —	$ 5,962

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

58

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

Multifactor Emerging Markets ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (10,952)	$ —	$ (10,952)
Total	$ —	$ —	$ —	$ (10,952)	$ —	$ (10,952)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 23,533	$ —	$ 23,533
Total	$ —	$ —	$ —	$ 23,533	$ —	$ 23,533
For the period ended March 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 5,129	$ —	$ 5,129
Total	$ —	$ —	$ —	$ 5,129	$ —	$ 5,129

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (11,755)	$ —	$ (11,755)
Total	$ —	$ —	$ —	$ (11,755)	$ —	$ (11,755)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 13,934	$ —	$ 13,934
Total	$ —	$ —	$ —	$ 13,934	$ —	$ 13,934
For the period ended March 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
59

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 103,044	$ —	$ 103,044
Total	$ —	$ —	$ —	$ 103,044	$ —	$ 103,044

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (153,411)	$ —	$ (153,411)
Total	$ —	$ —	$ —	$ (153,411)	$ —	$ (153,411)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 175,767	$ —	$ 175,767
Total	$ —	$ —	$ —	$ 175,767	$ —	$ 175,767
For the period ended March 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	8
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of March 31, 2023:

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 581,373	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	581,373	—
Derivatives not subject to a MNA	(581,373)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

60

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

Multifactor Diversified International ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 4,430	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,430	—
Derivatives not subject to a MNA	(4,430)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 5,962	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,962	—
Derivatives not subject to a MNA	(5,962)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 5,129	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,129	—
Derivatives not subject to a MNA	(5,129)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 103,044	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	103,044	—
Derivatives not subject to a MNA	(103,044)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and
61

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At September 30, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Longevity Economy ETF	$ 1,330,369	$ 805,679
Multifactor Developed Markets (ex-US) ETF	241,007,929	105,674,065
Multifactor Diversified International ETF	1,053,432	275,963
Multifactor Emerging Markets ETF	9,667,803	8,025,614
Multifactor Small Cap ETF*	3,274,222	1,994,398
Multifactor US Equity ETF	29,212,470	14,180,480

*	Future utilization of losses are subject to limitation under current tax laws.
Disciplined US Equity ETF had not commenced operations as of September 30, 2022.
62

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$ 5,963,828	$ 337,701	$ (120,998)	$ 216,703
Longevity Economy ETF	8,728,577	446,369	(759,021)	(312,652)
Multifactor Developed Markets (ex-US) ETF	1,504,032,497	152,143,816	(119,200,210)	32,943,606
Multifactor Diversified International ETF	17,120,895	1,281,639	(598,558)	683,081
Multifactor Emerging Markets ETF	18,379,375	1,818,057	(1,924,169)	(106,112)
Multifactor Small Cap ETF	36,341,046	1,658,016	(3,927,056)	(2,269,040)
Multifactor US Equity ETF	440,055,005	26,135,908	(17,709,622)	8,426,286
7.	Expenses:
a)	Investment Advisory Agreement – Lattice Strategies LLC (the "Adviser" or "Lattice") serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation ("Mellon") under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Longevity Economy ETF	0.44%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
b)	Distribution Plans - Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the period ended March 31, 2023, the Funds did not pay any Rule 12b-1 fees.
c)	Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended March 31, 2023, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Funds.
63

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

8.	Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of March 31, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$ —	$ —	$ —
Longevity Economy ETF	71,350	70,822	—
Multifactor Developed Markets (ex-US) ETF	54,994,593	54,482,010	3,946,910
Multifactor Diversified International ETF	491,624	214,924	306,314
Multifactor Emerging Markets ETF	—	—	—
Multifactor Small Cap ETF	198,209	205,848	—
Multifactor US Equity ETF	546,415	568,091	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
64

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

10.	Affiliate Holdings:
As of March 31, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Disciplined US Equity ETF	77%
Longevity Economy ETF	82%
Multifactor Diversified International ETF	11%
Multifactor Small Cap ETF	40%
As of March 31, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	7%
Multifactor Emerging Markets ETF	20%
Multifactor US Equity ETF	27%
11.	Investment Transactions:
For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$ 6,597,007	$ 1,904,035	$ 6,597,007	$ 1,904,035
Longevity Economy ETF	2,895,460	2,919,592	2,895,460	2,919,592
Multifactor Developed Markets (ex-US) ETF	256,830,052	248,388,247	256,830,052	248,388,247
Multifactor Diversified International ETF	4,428,931	4,588,562	4,428,931	4,588,562
Multifactor Emerging Markets ETF	11,420,718	15,923,536	11,420,718	15,923,536
Multifactor Small Cap ETF	8,664,924	8,678,435	8,664,924	8,678,435
Multifactor US Equity ETF	109,562,553	110,236,918	109,562,553	110,236,918
For the period ended March 31, 2023, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$ 2,007,979	$ 700,474	$ 58,486
Longevity Economy ETF	1,215,467	15,398,408	(146,339)
Multifactor Developed Markets (ex-US) ETF	80,161,621	76,178,721	6,139,914
Multifactor Emerging Markets ETF	1,717,776	7,676,112	229,767
Multifactor Small Cap ETF	15,267,282	10,701,734	1,243,828
Multifactor US Equity ETF	173,466,268	104,623,983	16,064,247
12.	Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
65

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the period ended March 31, 2023 and the year ended September 30, 2022:

	For the Six-Month Period Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Disciplined US Equity ETF(1)
Shares Sold	175,001	$ 7,014,638
Shares Redeemed	(25,001)	(1,009,027)
Total Net Increase (Decrease)	150,000	6,005,611
Longevity Economy ETF
Shares Sold	50,000	$ 1,212,616	—	$ —
Shares Redeemed	(650,000)	(15,401,902)	—	—
Total Net Increase (Decrease)	(600,000)	(14,189,286)	—	—
Multifactor Developed Markets (ex-US) ETF
Shares Sold	3,650,000	$ 86,834,175	1,550,000	$ 40,163,437
Shares Redeemed	(3,400,000)	(79,878,401)	(8,850,000)	(254,199,335)
Other Capital	—	7,462	—	—
Total Net Increase (Decrease)	250,000	6,963,236	(7,300,000)	(214,035,898)
Multifactor Diversified International ETF
Shares Sold	—	$ —	500,000	$ 13,090,156
Shares Redeemed	—	—	—	—
Other Capital	—	—	—	5,215
Total Net Increase (Decrease)	—	—	500,000	13,095,371
Multifactor Emerging Markets ETF
Shares Sold	300,000	$ 6,121,117	500,000	$ 10,426,231
Shares Redeemed	(800,000)	(15,969,414)	(800,000)	(15,554,279)
Other Capital	—	48,147	—	60,187
Total Net Increase (Decrease)	(500,000)	(9,800,150)	(300,000)	(5,067,861)
Multifactor Small Cap ETF
Shares Sold	400,000	$ 15,268,060	450,000	$ 17,906,046
Shares Redeemed	(300,000)	(10,649,091)	(250,000)	(9,800,494)
Total Net Increase (Decrease)	100,000	4,618,969	200,000	8,105,552
Multifactor US Equity ETF
Shares Sold	4,475,000	$ 173,642,554	4,125,000	$ 168,676,690
Shares Redeemed	(2,650,000)	(104,771,405)	(4,350,000)	(176,940,930)
Total Net Increase (Decrease)	1,825,000	68,871,149	(225,000)	(8,264,240)

(1)	Commenced operations on November 16, 2022.
66

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2023 (Unaudited)

13.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.	Recent Accounting Pronouncement:
In March 2020, the FASB issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
15.	Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
16.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
67

Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-456-7526 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 800-456-7526, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
68

Hartford Multifactor ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Reapproval of the Agreements:
Lattice Strategies Trust
Hartford Longevity Economy ETF
Hartford Multifactor Developed Markets (ex-US) ETF
Hartford Multifactor Diversified International ETF
Hartford Multifactor Emerging Markets ETF
Hartford Multifactor Small Cap ETF
Hartford Multifactor US Equity ETF
(each a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment advisory and sub-advisory agreements. In connection with planned changes to the Board’s meeting calendar, at its meeting held on November 8-10, 2022, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment advisory agreement (the “Investment Advisory Agreement”) by and between the Trust, on behalf of each of the Funds, and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC; and (ii) a separate investment sub-advisory agreement (the “Sub-advisory Agreement” and together with the Investment Advisory Agreement, the “Agreements”) between Lattice Strategies and the Funds’ sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”), on behalf of each of the Funds.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Trustees in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended September 30, 2022. In addition, since the Board’s annual approval of the Agreements at its August 9-10, 2022 meeting, the Board requested, and Lattice Strategies provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of the Funds between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022.
The Board also considered information provided by Lattice Strategies regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s net tracking difference relative to its custom proprietary benchmark index since June 30, 2022 and noted that none of the Funds experienced a material adverse change in net tracking difference.
The Board considered that there had been no material adverse change in the financial condition of Lattice Strategies or the Sub-adviser since the August 9-10, 2022 Board meeting. The Board also noted that Lattice Strategies’ profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
                                                                                                                * * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
69

Hartford Multifactor ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Disciplined US Equity ETF (the “Fund”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment advisory and sub-advisory agreements. At its meeting held on November 8-10, 2022, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve for an initial two-year period (i) an investment advisory agreement by and between the Trust, on behalf of the Fund, and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC, and (ii) a separate investment sub-advisory agreement between Lattice Strategies and the Fund’s sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”) with respect to the Fund (collectively, the “Agreements”).
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board and its Investment Committee considered the materials and presentations from representatives of Lattice Strategies received at meetings held on August 9-10, 2022 regarding the Fund and its investment strategy and on November 8-10, 2022 concerning the Agreements.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with the Advisers with respect to the services they provide to other funds managed by Lattice Strategies and its affiliates (the “Hartford Funds”). The Board also considered that Lattice Strategies had experience advising other strategic beta exchange-traded funds (“ETFs”).
With respect to Lattice Strategies, the Board noted that, under the Agreements, Lattice Strategies would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that Lattice Strategies would provide investment advisory services and administrative services to the Fund in connection with selecting, monitoring and supervising the Fund’s sub-adviser, and that Lattice Strategies had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Lattice Strategies and its affiliates that were not delegated to, or assumed by, the Sub-adviser. The Board considered that Lattice Strategies is responsible for the creation, maintenance and ongoing monitoring of the Fund’s custom proprietary benchmark index. The Board also considered Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the portfolio managers to the Fund. The Board considered that Lattice Strategies would oversee the Sub-adviser’s investment approach and results, Lattice Strategies’ process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and Lattice Strategies’ approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that Lattice Strategies would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that Lattice Strategies would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio management personnel. In addition, the Board considered that Lattice Strategies or its affiliates would be responsible for providing the Fund’s officers. The Board also considered the secondary market support services to be provided by Lattice Strategies and its affiliates to the Fund, including Lattice Strategies’ and its affiliates’ expected efforts to educate investment professionals about the Fund and other ETFs managed by Lattice Strategies and its affiliates.
70

Hartford Multifactor ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to the Sub-adviser, which would provide certain day-to-day portfolio management services for the Fund, subject to oversight by Lattice Strategies, the Board considered, among other things, the Sub-adviser’s investment process, investment research capabilities and resources, performance record, process used for monitoring factors that drive tracking difference, trade execution capabilities and experience. The Board considered the quality and experience of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Trust’s chief compliance officer that the written compliance policies and procedures of each of Lattice Strategies and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered Lattice Strategies’ representation that it did not anticipate making any material changes to Lattice Strategies’ and the Hartford Funds’ compliance programs as a result of the addition of the Fund.
The Board considered efforts by Lattice Strategies and its affiliates to provide investors in the family of Hartford Funds with a broad range of investment opportunities and the assumption of entrepreneurial and other risks by Lattice Strategies and its affiliates in sponsoring and managing new funds to expand these opportunities for shareholders. The Board considered the special attributes of the Fund, which is an ETF, relative to mutual funds and the benefits that are expected to be realized from an investment in the Fund, rather than a mutual fund. The Board also considered the resources devoted by Lattice Strategies and its affiliates in developing and maintaining an infrastructure necessary to support the operations of the Fund.
In considering the foregoing information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with Lattice Strategies and the Sub-adviser.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Lattice Strategies and the Sub-adviser.
Performance
The Board considered that the Fund seeks to provide investment results that correspond to the total return performance of the Hartford Disciplined US Equity Index (LHDUSX), the Fund’s proposed custom proprietary benchmark index, and the Board considered information regarding the characteristics, attributes, and methodologies of the Hartford Disciplined US Equity Index. The Board considered the differences between the Hartford Disciplined US Equity Index and the custom proprietary benchmark index of the Hartford Multifactor US Equity ETF, which is another U.S. equity-focused strategic beta ETF managed by Lattice Strategies and sub-advised by the Sub-adviser. The Board also received and considered simulated “back-tested” results for the Hartford Disciplined US Equity Index over various periods and noted the inherent limitations of such data. The Board reviewed these simulated “back-tested” results relative to the Hartford Multifactor US Equity ETF’s custom proprietary benchmark index as well as an unaffiliated broad-based securities market index. The Board also considered that neither Lattice Strategies nor the Sub-adviser managed other funds or accounts with investment strategies substantially similar to those proposed for the Fund. The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Sub-adviser, the Sub-adviser’s capabilities in managing other series of the Trust, each of which is an ETF that tracks a custom proprietary benchmark index. The Board considered additional information provided by Lattice Strategies about the broad range of the portfolio management team’s investment experience and the team’s investment process.
Based on these considerations, the Board concluded that it was satisfied that Lattice Strategies and the Sub-adviser have the capability of providing satisfactory investment performance for the Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding Lattice Strategies’ estimated costs to provide investment management and related services to the Fund and the estimated profitability to Lattice Strategies and its affiliates from managing the Fund. The Board considered that Lattice Strategies would pay all expenses of the Fund, except for: (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Fund under
71

Hartford Multifactor ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to Lattice Strategies. In evaluating the estimated profitability of the Fund to Lattice Strategies, the Board considered Lattice Strategies’ representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to Lattice Strategies would depend on the growth of the Fund’s assets under management and that, at least initially, the Fund’s profitability was estimated to be negative. The Board considered representations from Lattice Strategies that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by Lattice Strategies and not the Fund. Accordingly, the Board determined that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the sub-advisory agreement with the Sub-adviser.
Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the management fees to be paid by the Fund to Lattice Strategies and the expected total expense ratio of the Fund. The Board also considered the proposed sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to the Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the proposed management and sub-advisory fees and expected total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees and expected total expenses relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant (the “Consultant”) engaged by the Independent Trustees to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratio. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and such other funds. In connection with these considerations, the Board took account of the fact that the Fund would pay a monthly management fee to Lattice Strategies in return for providing investment advisory and administrative services under an all-in “unitary” fee structure. The Board also considered competition in the general ETF marketplace in which the Fund would compete and the impact of market pressures on the price levels for ETFs such as the Fund.
In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and projected total expense ratio, the Board considered that, according to the information provided by Broadridge, the Fund’s proposed contractual management fee and estimated total expense ratio were below the average and at the median of the Peer Group. The Board considered such information in consultation with the Consultant.
Based on these considerations, the Board concluded that the Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board also considered that any economies of scale achieved by the Fund would benefit Lattice Strategies due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered Lattice Strategies’ representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board considered that the Fund’s proposed management fee does not contain breakpoints. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered. In addition, the Board considered that Lattice Strategies initially set competitive fee rates intended to price the Fund to scale at inception, which is another means of sharing potential economies of scale with shareholders without waiting for asset growth.
The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board considered estimates of the Fund’s projected asset levels and noted that it would review future growth in the Fund’s assets and the appropriateness of the Fund’s fee structure as part of its future annual review of the Agreements.
72

Hartford Multifactor ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Other Benefits
The Board considered other anticipated benefits to the Advisers and their affiliates from their relationships with the Fund.
                                                                                                               * * * *
Based upon its review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
73

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
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This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
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We may obtain Personal Information from:
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Based on the type of product or service You apply for or get from us, Personal Information such as:
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To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
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This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFSAR-MLT23    05/23      Printed in the U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 2, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 2, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 2, 2023	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)